                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

                                   COMPANIES

Investment Company Act file number 811-21872

                                   ---------

Catalyst Funds

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               (Exact name of registrant as specified in charter)

 630 Fitzwatertown Road, Building A, 2nd Floor  Willow Grove, PA  19090

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     (Address of principal executive offices)         (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

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Date of fiscal year end:  06/30/2009

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Date of reporting period: 12/31/2008

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ITEM 1. REPORTS TO SHAREHOLDERS

The Semi-Annual reports to Shareholders for the period ended December 31, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) are filed herewith.

SEMI-ANNUAL REPORT

Catalyst Value Fund

Catalyst High Income Fund

Catalyst Total Return Income Fund

December 31, 2008

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

February 17, 2009

Dear Fellow Shareholders,

The turbulence in the markets has continued over the past quarter as we have sought new opportunities to enter the market.  There was a relatively strong rally from the lows that I believe was unjustified by the fundamentals of the economy.  Our strategy necessitates a great deal of care in its implementation as small cap companies have a magnified sensitivity to the ups and downs in the market.  As such we have kept our temporary defensive posture in order to guard our capital during the dangerous transition period.

The Catalyst Value Fund’s total returns for the six-month period ended 12/31/08 and for the period since inception from 07/31/06 through 12/31/08 as compared to the S&P 500 Total Return Index(1) and Russell 2000 Total Return Value Index(2) were as follows:

	Six Months Ended 12/31/08(3)(4)	Since Inception 07/31/06(4)
Class A without sales charge	(5.80)%	(8.68)%
Class A with sales charge	(11.22)%	(10.89)%
Class A with CDSC fee	(6.80)%	(8.68)%
Class C without CDSC fee	(6.34)%	(9.43)%
Class C with CDSC fee	(7.34)%	(9.43)%
S&P 500 Total Return Index	(28.48)%	(11.46)%
Russell 2000 Total Return Value Index	(21.17)%	(12.33)%

There truly has never been a period when the financial sector was as leveraged as it is today, and that systemic problem needs to be cleared before we can invest in companies that depend upon reasonable financing markets.  During the prelude to the Great Depression, the Internet bubble, the 1980’s in Japan, and the Tulip-mania in Holland, there were valuation problems.  This time around there really was no “valuation” problem except in housing; there is a debt problem similar to that in the Argentina and Mexico crises.  However, this time it has been magnified to a much further extent given the U.S. Government and U.S. banks’ ability to borrow far beyond their means.  Japan was able to emerge from this type of situation solvent to some extent thanks to the help of a strong global economy and very liquid financing markets.  While valuations did not get as far out of whack in the United States, we don’t have a strong global economy to fall back upon so we must rely upon ourselves to get out of this hole.

Since frightened consumers can not be depended upon to solve this justified crisis of confidence, the federal government must extend the debt bubble further in order to create new demand where organic demand has fallen off.  Fortunately, the Obama administration has a great deal of credibility with the American public and financing markets so there is a good chance that they can pull it off as long as they spend liberally enough and markets continue to be willing to finance the debt at extremely low interest rates.

As of December 31, 2008, the Fund’s top five holdings were as follows (unaudited):

Wachovia Corp. Series L	10.61%
Morgan Stanley Capital Trust VI	8.75%
China Sky One Medical, Inc.	7.30%
Small Cap Premium & Dividend Income Fund, Inc.	6.84%
American International Group, Inc. Series A	6.79%

   Percentages in the above table are based on the Fund’s portfolio holdings as of December 31, 2008 and are subject to change.

As of December 31, 2008, the Fund’s equity holdings were divided among economic sectors as follows (unaudited):

Industry		Industry
Common Stock:		Preferred Stock:
Computers	3.94%	Banks	15.06%
Pharmaceuticals	7.30%	Diversified Financial Services	8.75%
Software	12.74%	Insurance	6.79%
	23.98%		30.61%
Investment Companies:
Closed-End Funds	6.84%	Cash	38.58%

		Total Portfolio	100.00%

    Percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2008 and are subject to change.

We would like to participate in the opportunities that the market is creating while avoiding the situations that are dependent upon the debt bubble for prosperity and the economy.  This has enabled us to invest in some too-big-to-fail companies that have been effectively back stopped by the U.S. Government at attractive valuations.  This temporary defensive strategy has served us very well as we have performed in the top percentile of our category since its implementation.  I believe that in the near future the time to take off these positions will be impending.  There are many small cap companies that have been hit very hard by the stock market tsunami that are not particularly economically sensitive businesses.  Some of these companies have strong balance sheets and do not depend upon financing markets.  I firmly believe that these types of corporations present an outstanding opportunity going forward.  As the crisis passes I intend to refocus upon our primary strategy of investing in these types of companies that generate strong non-cyclical cash flows at attractive valuations.

Sincerely,

David Miller

Senior Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

(1) The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

(2) The Russell 2000 Total Return Value Index measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the Russell 2000 Total Return Value Index.

(3) Aggregate total return, not annualized.

(4) The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be obtained by calling the Fund at 1-866-447-4228.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase (excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

CATALYST FUNDS                                                                        SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 07/01/08 through 12/31/08.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/08	Ratio For the Period	Value 12/31/08	During the Period *
Catalyst Value Fund

Actual Fund Return (in parentheses)
Class A (-5.80%)	$ 1,000.00	1.95%	$ 942.00	$ 9.55
Class C (-6.34%)	1,000.00	2.70%	936.60	13.18

Hypothetical 5% Return
Class A	1,000.00	1.95%	1,015.40	9.91
Class C	1,000.00	2.70%	1,011.60	13.69

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/08	Ratio For the Period	Value 12/31/08	During the Period *
Catalyst High Income Fund

Actual Fund Return (in parentheses)
Class A (-29.49%)	$ 1,000.00	1.45%	$ 705.10	$ 6.23
Class C (-29.70%)	1,000.00	2.20%	703.00	9.44

Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.38
Class C	1,000.00	2.20%	1,014.10	11.17

CATALYST FUNDS                                                                        SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/08	Ratio For the Period	Value 12/31/08	During the Period *
Catalyst Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (-33.21%)	$ 1,000.00	1.55%	$ 667.90	$ 6.52
Class C (-33.47%)	1,000.00	2.30%	665.30	9.65

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.40	7.88
Class C	1,000.00	2.30%	1,013.60	11.67

*Expenses are equal to the Funds’ annualized expense ratios of 1.95% and 2.70% for the Catalyst Value Fund Class A and Class C shares, respectively; 1.45% and 2.20% for the Catalyst High Income Fund Class A and Class C shares, respectively; and 1.55%  and 2.30% for the Catalyst Total Return Income Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228.  Please read it carefully before you invest or send money.

February 10, 2009

Dear Fellow Shareholders,

During the past six months, the launch of the Catalyst High Income Fund was during a time of unprecedented market turmoil in all asset classes. Downside volatility was driven by an abundance of crises in financial institutions.

The Catalyst High Income Fund’s total returns for the six-month period ended 12/31/08 and for the period since inception from 5/21/08 through 12/31/08 as compared to the Merrill Lynch U.S. Cash Pay High Yield Index(1) were as follows:

	Six Months Ended(2)	Since Inception 5/21/2008(2)
Class A without sales charge	(29.49)%	(31.59)%
Class A with sales charge	(32.49)%	(34.50)%
Class A with CDSC fee	(30.20)%	(32.28)%
Class C	(29.70)%	(31.76)%
Class C with CDSC fee	(30.40)%	(32.44)%
Merrill Lynch U.S. Cash Pay High Yield Index	(25.29)%	(27.66)%

During these difficult times, it is important to remember that the high yield investment strategy is based on long-term investing as short-term pain can lead to longer term gains as we saw later in the period.  Spreads over treasuries in the high yield market, remain historically rich. With the market getting a boost from December’s strong performance and the optimism inherent in starting a new year (and getting 2008 behind us), market psychology may begin returning to more ‘normal’ levels. However, with defaults in the high yield arena projected to increase, spreads will continue to be high. We are encouraging our existing and new customers to infuse additional cash, in accordance with their respective risk tolerances and investment objectives, to take advantage of these buying opportunities.

In addition to the unprecedented decline in market value in the entire high yield space, the following are some of the major contributors of negative performance for the Fund.

Oil and Gas Production and Exploration

These companies experienced downside pressure as the price of oil dropped from its historical highs thus drastically effecting their operating performance.

•

Dune Energy

•

Clayton Williams Energy

•

Brigham Exploration

•

United Refining

Ethanol

These companies were effected by the precipitous decline in gas as well as the rise in corn.  Bad hedging also played an important role with the positions negative performance. Aventine also had a majority of its cash in auction rate securities.  As these securities were sold in the open market to generate liquidity, the overall value of its cash position was drastically reduced.  Verasun filed for bankruptcy, but re-affirmed our senior secured position.  Our position is collateralized by 5 ethanol plants worth over $1 billion.  While our position was down on the year, the bonds rose 30 points on the news of the bankruptcy.

•

Aventine Renewable

•

Verasun Energy

Casino/Gaming

Casino and Gaming business, once deemed as recession resistance business, experienced weakness in the latest deteriorating economic environment.   Trump, which is located in Atlantic City, suffered from a decrease in revenues thus driving down their overall financial performance.  The company did not pay its interest on its notes in December and opened up discussion with its lenders.

•

Trump Entertainment Resorts

Auto/Truck Parts and Equipment

The striking UAW was problematic for American Axle from an operating standpoint.   Additionally, the company has been hindered by the dramatic decline in truck and SUV sales.   American Axle is a leading axle supplier to GM

•

American Axle

Commercial Real Estate Finance

Companies in the real estate financing industry were faced with widening spreads creating mark to market losses.  Increasing non-performing loans also resulted in a higher provision for losses on their balance sheet.

•

Istar Financial

•

Capmark Financial

Portfolio Breakdown by Industry & Credit Quality (Unaudited)

Industry *		S&P Rating *
Auto/Truck Parts and Equipment	1.0%	BBB+	5.2%
Building Products	2.1%	BBB	3.1%
Building-Residential/Commercial	1.0%	BBB-	9.8%
Casino Hotels	5.6%	BB	9.9%
Cellular Telecommunications	9.1%	BB-	3.7%
Computer Services	1.3%	B+	12.2%
Diagnostic Equipment	2.6%	B	16.2%
Diversified Operations	3.6%	B-	12.1%
Drug Delivery System	2.4%	CCC+	5.8%
Electronic Component-Semiconductor	5.9%	D	8.3%
Energy-Alternate Sources	2.2%	Not Rated	13.7%
Finance-Auto Loans	7.2%		100.0%
Finance-Commercial	4.1%
Finance-Other Services	2.1%
Hotels and Motels	2.2%
Medical-Hospitals	2.8%
Oil Company-Exploration and Production	5.2%
Oil Refining and Marketing	1.0%
Power Conversion-Supply	2.8%
REITS Hotels	2.4%
REITS Mortgage	1.9%
Rental Auto/Equipment	2.7%
Restaurants	1.9%
Telephone Integrated	2.5%
Transport-Marine	2.3%
	77.9%

Cash	22.1%

Total Portfolio	100.0%

*As a percentage of total investments excluding accrued interest.

While we cannot guarantee performance, we believe our fundamental investment philosophies will serve customers as interest income and market discounts should provide a market environment in which our High Yield strategy will perform very well over the years to come.

As always, we welcome the opportunity to serve your financial needs.  To obtain further details about the Catalyst Funds or SMH Capital Advisors, please visit www.catalystmutualfunds.com

Sincerely,

Jeff Cummer

Dwayne Moyers

President & Sr. Portfolio Manager

Chief Investment Officer & Sr. Portfolio Manager

SMH Capital Advisors, Inc.

SMH Capital Advisors, Inc.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

(1) Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst High Income Fund may or may not purchase the types of securities represented by the Merrill Lynch U.S. Cash Pay High Yield Index.

(2) Aggregate total return, not annualized.  The performance information quoted in this Semi-Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-866-447-4228.  There is a maximum sales load of 4.25% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase(excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

February 10, 2009

Fellow Shareholders

During the past six months, the launch of the Catalyst Total Return Income Fund was during a time of unprecedented market turmoil in most all asset classes. Downside volatility was driven by a lack of liquidity and an abundance of crises in financial institutions.

The Catalyst Total Return Fund’s total returns for the six-month period ended 12/31/08 and for the period since inception from 5/21/08 through 12/31/08 as compared to the S&P 500 Total Return Index(1) and the 50/50 blend of the Merrill Lynch U.S. Cash Pay High Yield Index and the S&P 500 Total Return Index (the “Combined Index”)(2) were as follows:

	Six Months Ended(3)	Since Inception 5/21/2008(3)
Class A without sales charge	(33.21)%	(39.60)%
Class A with sales charge	(36.05)%	(42.17)%
Class A with CDSC fee	(33.88)%	(40.21)%
Class C without CDSC fee	(33.47)%	(39.89)%
Class C with CDSC fee	(34.13)%	(40.49)%
S&P 500 Total Return Index(1)	(28.48)%	(34.02)%
Combined Index(2)	(26.84)%	(30.84)%

During these difficult times, it is important to remember that dividends play a significant part of returns for stocks in long-term investing.  Reinvesting those dividends when share prices are low is of even further benefit.  Regarding the high yield portion of the portfolio, spreads over treasuries in the high yield market, remain historically rich. With the market getting a boost from December’s strong performance and the optimism inherent in starting a new year market psychology may begin returning to more ‘normal’ levels. With defaults in the high yield arena projected to increase, spreads will continue to be high. We are encouraging our existing and new customers to infuse additional cash to take advantage of these buying opportunities.

In addition to the unprecedented decline in market value in the entire high yield space, the following are some of the major contributors of negative performance for the Fund.

Oil and Gas Production and Exploration

These companies experienced downside pressure as the price of oil dropped from its historical highs thus drastically affecting their operating performance.

•

Dune Energy

•

Clayton Williams Energy

•

Brigham Exploration

Ethanol

These companies were affected by the precipitous decline in gas as well as the rise in corn.  Bad hedging also played an important role with the positions negative performance. Aventine also had a majority of its cash in auction rate securities.  As these securities were sold in the open market to generate liquidity, the overall value of its cash position was drastically reduced.  Verasun filed for bankruptcy, but re-affirmed our senior secured position.  Our position is collateralized by 5 ethanol plants worth over $1 billion.  While our position was down on the year, the bonds rose 30 points on the news of the bankruptcy.

•

Aventine Renewable

•

Verasun Energy

Casino/Gaming

Casino and Gaming business, once deemed as recession resistance business, experienced weakness in the latest deteriorating economic environment.   Trump, which is located in Atlantic City, suffered from a decrease in revenues thus driving down their overall financial performance.  The company did not pay its interest on its notes in December and opened up discussion with its lenders.

•

Trump Entertainment Resorts

Auto/Truck Parts and Equipment

The striking UAW was problematic for American Axle from an operating standpoint.   Additionally, the company has been hindered by the dramatic decline in truck and SUV sales.   American Axle is a leading axle supplier to GM.

•

American Axle

Commercial Real Estate Finance

Companies in the real estate financing industry were faced with widening spreads creating mark to market losses.  Increasing non-performing loans also resulted in a higher provision for losses on their balance sheet.

•

Istar Financial

•

Capmark Financial

Equity Performance

We have seen equity performance for the following sectors fall more than the overall general market

•

Investment Management

•

REITS

•

Banking

•

Business Development Companies

The companies in these industries have had to mark down assets during the market downturn.  This has had a tremendously negative effect on their financial flexibility and overall performance as asset values decreased.  In the absence of the uptick rule, these equities have become the focus of short selling bear raids, which added continued depreciation of their share price.  Within the asset management companies, asset depreciation as well as redemptions have contributed to the erosion of their overall operating performance.

Portfolio Breakdown by Industry (Unaudited)

Industry *		Industry *
High Yield Bonds:		Common Stock:
Auto/Truck Parts and Equipment	0.7%	Banks	0.8%
Building Products	1.7%	Diversified Manufacturing	1.5%
Building-Residential/Commercial	0.7%	Finance-Investment Banking	1.0%
Casino Hotels	4.7%	Investment Companies	9.2%
Cellular Telecommunications	6.5%	Investment Management	2.0%
Diagnostic Equipment	1.5%	Oil Company-Exploration and Production	1.0%
Diversified Operations	3.1%	Pharmaceuticals	2.5%
Drug Delivery System	2.0%	Pipelines	5.1%
Electronic Component-Semiconductor	3.8%	REIT-Diversified	1.7%
Energy-Alternate Sources	1.1%	REIT-Healthcare	1.1%
Finance-Auto Loans	7.8%	REIT-Hotels	1.4%
Finance-Commercial	4.2%	REIT-Mortgage	0.5%
Medical-Hospitals	1.0%	REIT-Office Property	1.2%
Oil Company-Exploration and Production	3.9%	REIT-Single Tenant	2.0%
Power Conversion-Supply	2.3%	REIT-Storage	2.1%
Rental Auto/Equipment	4.3%	Transport-Equipment and Leasing	1.0%
Telephone Integrated	2.4%	Transport-Marine	1.0%
Transport-Marine	1.8%		35.1%
	53.5%
		Cash	11.4%

		Total Portfolio	100.00%

*As a percentage of total investments excluding accrued interest.

Portfolio Breakdown by Credit Quality (Unaudited)
S&P Rating *		S&P Rating *
BBB+	7.7%	B	14.7%
BBB-	5.7%	B-	15.7%
BB	10.6%	CCC+	4.5%
BB-	8.1%	D	11.1%
B+	7.1%	Not Rated	14.8%
			100.00%

                                            *As a percentage of total fixed income investments excluding accrued interest.

We believe our fundamental investment philosophies of buying value securities will serve customers well in the years to come.

As always, we welcome the opportunity to serve your financial needs.  To obtain further details about the Catalyst Funds or SMH Capital Advisors, please visit www. catalystmutualfunds.com.

Sincerely,

Jeff Cummer

Dwayne Moyers

President & Sr. Portfolio Manager

Chief Investment Officer & Sr. Portfolio Manager

SMH Capital Advisors, Inc.

SMH Capital Advisors, Inc.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

(1) The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Total Return Income Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

(2)The Combined Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the Merrill Lynch U.S. Cash Pay High Yield Index.  The Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Total Return Income Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index and the Merrill Lynch U.S. Cash Pay High Yield Index.

(3) Aggregate total return, not annualized.  The performance information quoted in this Semi-Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-866-447-4228.  There is a maximum sales load of 4.25% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase (excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

CATALYST FUNDS                                                                        SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 07/01/08 through 12/31/08.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/08	Ratio For the Period	Value 12/31/08	During the Period *
Catalyst Value Fund

Actual Fund Return (in parentheses)
Class A (-5.80%)	$ 1,000.00	1.95%	$ 942.00	$ 9.55
Class C (-6.34%)	1,000.00	2.70%	936.60	13.18

Hypothetical 5% Return
Class A	1,000.00	1.95%	1,015.40	9.91
Class C	1,000.00	2.70%	1,011.60	13.69

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/08	Ratio For the Period	Value 12/31/08	During the Period *
Catalyst High Income Fund

Actual Fund Return (in parentheses)
Class A (-29.49%)	$ 1,000.00	1.45%	$ 705.10	$ 6.23
Class C (-29.70%)	1,000.00	2.20%	703.00	9.44

Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.38
Class C	1,000.00	2.20%	1,014.10	11.17

CATALYST FUNDS                                                                        SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/08	Ratio For the Period	Value 12/31/08	During the Period *
Catalyst Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (-33.21%)	$ 1,000.00	1.55%	$ 667.90	$ 6.52
Class C (-33.47%)	1,000.00	2.30%	665.30	9.65

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.40	7.88
Class C	1,000.00	2.30%	1,013.60	11.67

*Expenses are equal to the Funds’ annualized expense ratios of 1.95% and 2.70% for the Catalyst Value Fund Class A and Class C shares, respectively; 1.45% and 2.20% for the Catalyst High Income Fund Class A and Class C shares, respectively; and 1.55%  and 2.30% for the Catalyst Total Return Income Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228.  Please read it carefully before you invest or send money.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (24.09%)	Shares	Value

Computers - (3.96%)
Western Digital Corp. *	2,625	$ 30,056

Pharmaceuticals - (7.33%)
China Sky One Medical, Inc. *	3,485	55,725

Software - (12.80%)
Ebix, Inc. *	2,160	51,624
Versant Corp. *	3,055	45,642
		97,266

TOTAL COMMON STOCK (Cost $200,394)		183,047

INVESTMENT COMPANIES - (6.87%)
Small Cap Premium & Dividend Income Fund, Inc.	6,022	52,211
TOTAL INVESTMENT COMPANIES - (Cost $60,249)		52,211

PREFERRED STOCK - (30.75%)

Banks - (15.14%)
Merrill Lynch & Co. Series MER	1,720	34,022
Wachovia Corp. Series L	108	81,000
		115,022

Diversified Financial Services - (8.79%)
Morgan Stanley Capital Trust VI	4,307	66,801

Insurance - (6.82%)
American International Group, Inc.	6,100	51,850

TOTAL PREFERRED STOCK (Cost $204,232)		233,673

SHORT-TERM INVESTMENTS - (38.76%)
Fidelity Institutional Money Market Fund Class I, 2.12% **	294,572	294,572
TOTAL SHORT-TERM INVESTMENTS - (Cost $294,572)		294,572

TOTAL INVESTMENTS (Cost $759,447) - 100.47%		$ 763,503

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.47%)		(3,597)

NET ASSETS - 100.00%		$ 759,906

* Non-income producing security.
** Rate shown represents the rate at December 31, 2008, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)		SEMI-ANNUAL REPORT

CONVERTIBLE CORPORATE BONDS - (14.27%)	Principal	Value

Electrical Components & Equipment - (2.78%)
JA Solar Holdings Co., 4.50%, 05/15/2013	$ 1,060,000	$ 424,000

Healthcare - Products & Services- (4.75%)
Affymetrix, Inc., 3.50%, 01/15/2038	969,000	374,276
Nektar Therapeutics, 3.25%, 09/28/2012	598,000	351,325
		725,601
Lodging - (2.33%)
Hospitality Properties Trust, 3.80%, 03/15/2027	580,000	355,975

Semiconductors - (4.41%)
Advanced Micro Devices, Inc., 6.00%, 05/01/2015	963,000	274,455
Diodes, Inc., 2.25%, 10/01/2026	643,000	397,856
		672,311

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,823,154)		2,177,887

CORPORATE BONDS - (61.27%)

Auto Parts & Equipment - (0.69%)
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	342,000	106,020

Building Materials - (2.12%)
US Concrete, Inc., 8.375%, 04/01/2014	598,000	322,920

Commercial Services - (2.72%)
H&E Equipment Services, Inc., 8.375%, 0715/2016	380,000	201,400
United Rentals North America, Inc., 6.50%, 02/15/2012	271,000	214,090
		415,490
Computers (1.21%)
Unisys Corp., 12.50%, 01/15/2016	658,000	184,240

Diversified Financial Services - (14.00%)
CIT Group, Inc., 4.75%, 12/15/2010	688,000	605,622
Ford Motor Credit Co. LLC, 7.00% 10/01/2013	861,000	594,888
GMAC LLC, 7.25%, 03/02/2011	729,000	619,530
Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	459,000	316,710
		2,136,750
Energy - Alternate Sources - (2.07%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 4/1/17	561,000	92,565
VeraSun Energy Corp., 10.00%, 12/15/2012	372,000	223,200
		315,765
Healthcare - Services - (2.81%)
Tenet Healthcare Corp., 9.875%, 07/01/2014	533,000	429,065

Holding Companies - Diversified - (3.38%)
Capmark Financial Group, Inc., 5.875%, 05/10/12	1,514,000	516,261

Home Builders - (0.08%)
M/I Homes, Inc., 6.875%, 04/01/2012	22,000	11,550

Lodging - (8.04%)
Boyd Gaming Corp., 6.75%, 04/15/2014	599,000	377,370
Gaylord Entertainment Co., 8.00%, 11/15/2013	521,000	359,490
MGM Mirage, 6.625%, 07/15/2015	241,000	147,010
MGM Mirage, 7.625%, 01/15/2017	311,000	200,595
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 **	1,072,000	142,040
		1,226,505

CORPORATE BONDS - (61.27%) (continued)	Principal	Value

Oil & Gas - (5.16%)
Brigham Exploration Co., 9.625%, 05/01/2014	$ 320,000	$ 182,400
Callon Petroleum Co., 9.75%, 12/08/2010	31,000	12,400
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	328,000	183,680
Dune Energy, Inc., 10.50%, 06/01/2012	658,000	223,720
United Refining Co., 10.50%, 08/15/2012	319,000	185,020
		787,220
Real Estate Investment Trust - (1.84%)
iStar Financial, Inc., 2.53563%, 03/09/2010 *	610,000	280,600

Retail - (2.06%)
Landry's Restaurants, Inc., 9.50%, 12/15/2014	315,000	315,000

Semiconductors - (1.36%)
Amkor Technology, Inc., 9.25%, 06/01/2016	357,000	207,060

Transportation - (2.28%)
PHI, Inc., 7.125%, 04/15/2013	571,000	348,310

Telecommunications - (11.45%)
Cricket Communications, Inc., 9.375%, 11/01/2014	531,000	477,900
Level 3 Financing, Inc., 9.25%, 11/01/2014	666,000	386,280
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	534,000	477,930
Sprint Capital Group, 7.625%, 01/30/2011	486,000	405,810
		1,747,920

TOTAL CORPORATE BONDS (Cost $13,074,817)		9,350,676

SHORT-TERM INVESTMENTS - (21.64%)
Fidelity Institutional Money Market Fund Class I, 2.12% ***	3,302,716	3,302,716
TOTAL SHORT-TERM INVESTMENTS - (Cost $3,302,716)		3,302,716

TOTAL INVESTMENTS (Cost $19,200,687) - 97.18%		$ 14,831,279

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.82%		430,128

NET ASSETS - 100.00%		$ 15,261,407

* Rate shown represents the rate at December 31, 2008, is subject to change and resets quarterly.
** Represents issuer in default on interest payment; non-income producing security.
*** Rate shown represents the rate at December 31, 2008, is subject to change and resets daily.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (33.62%)	Shares	Value

Banks - (0.80%)
Bank of America Corp.	1,900	$ 26,752

Diversified Financial Services - (2.84%)
AllianceBernstein Holding LP	1,400	29,106
Blackstone Group LP	4,500	29,385
Citigroup, Inc.	4,500	30,195
Fortress Investment Group LLC *	6,100	6,100
		94,786
Investment Companies - (9.00%)
American Capital Ltd.*	4,600	14,904
Apollo Investment Corp.	5,200	48,412
Ares Capital Corp.	18,500	117,105
Highland Distressed Opportunities, Inc.	10,200	21,930
Kohlberg Capital Corp.	7,500	27,300
Prospect Capital Corp.	5,900	70,623
		300,274
Miscellaneous Manufacturing - (1.46%)
General Electric Co.	3,000	48,600

Oil & Gas - (0.76%)
BreitBurn Energy Partners LP	3,600	25,218

Pharmaceuticals - (2.44%)
Pfizer, Inc.	4,600	81,466

Pipelines - (5.09%)
Boardwalk Pipeline Partners LP	3,400	60,452
Buckeye Partners LP	1,800	58,050
TC Pipelines LP	2,200	51,150
		169,652
Real Estate Investment Trust - (9.63%)
Arbor Realty Trust, Inc.	4,600	13,570
BioMed Realty Trust, Inc.	3,300	38,676
Entertainment Properties Trust	1,600	47,680
Hospitality Properties Trust	2,100	31,227
iStar Financial, Inc.*	3,400	7,582
Medical Properties Trust, Inc.	5,600	35,336
National Retail Properties, Inc.	3,800	65,322
Sovran Self Storage, Inc.	1,900	68,400
Strategic Hotels & Resorts, Inc.*	8,000	13,440
		321,233
Transportation - (0.88%)
Seaspan Corp.	3,300	29,337

Trucking & Leasing - (0.72%)
Aircastle Ltd.	5,000	23,900

TOTAL COMMON STOCK (Cost $2,428,906)		1,121,218

CONVERTIBLE CORPORATE BONDS - (9.39%)	Principal	Value

Electrical Components & Equipment - (2.23%)
JA Solar Holdings Co, 4.50%, 05/15/2013	$ 186,000	$ 74,400

Healthcare - Products & Services- (3.35%)
Affymetrix Inc., 3.50%, 01/15/2038	123,000	47,509
Nektar Therapeutics, 3.25% 09/28/2012	109,000	64,038
		111,547

Semiconductors - (3.81%)
Advanced Micro Devices, Inc., 6.00%, 05/01/2015	179,000	51,015
Diodes Inc., 2.25% 10/01/2026	123,000	76,106
		127,121

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $367,816)		313,068

CORPORATE BONDS - (44.51%)	Principal	Value

Auto Parts & Equipment - (0.80%)
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	$ 86,000	$ 26,660

Building Materials - (1.72%)
US Concrete, Inc., 8.375%, 04/01/2014	106,000	57,240

Commercial Services - (4.23%)
H&E Equipment Services, Inc., 8.375%, 0715/2016	90,000	47,700
United Rentals North America, Inc., 6.50%, 02/15/2012	118,000	93,220
		140,920
Diversified Financial Services - (8.74%)
Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	193,000	133,349
GMAC LLC, 7.25%, 03/02/2011	186,000	158,069
		291,418
Energy - Alternate Sources - (1.04%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017	142,000	23,430
Verasun Energy Corp, 10.00%, 12/15/2012	19,000	11,400
		34,830
Healthcare - Services - (0.87%)
Tenet Healthcare Corp., 9.875%, 07/01/2014	36,000	28,980

Holding Companies - Diversified - (7.07%)
Capmark Financial Group, Inc., 5.875%, 05/10/12	289,000	98,546
Cit Group Inc, 4.75%, 12/15/2010	156,000	137,321
		235,867
Lodging - (5.38%)
Boyd Gaming Corp., 6.75%, 04/15/2014	100,000	63,000
MGM Mirage, 6.625%, 07/15/2015	93,000	56,730
M/I Homes Inc, 6.875%, 04/01/2012	43,000	22,575
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015**	281,000	37,233
		179,538
Oil & Gas - (3.90%)
Brigham Exploration Co., 9.625%, 05/01/2014	79,000	45,030
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	69,000	38,640
Dune Energy, Inc., 10.50%, 06/01/2012	137,000	46,580
		130,250
Telecommunications - (8.93%)
Cricket Communications, Inc., 9.375%, 11/01/2014	84,000	75,600
Level 3 Financing, Inc., 9.25%, 11/01/2014	143,000	82,940
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	81,000	72,495
Sprint Capital Corp., 7.625%, 01/30/2011	80,000	66,800
		297,835
Transportation - (1.83%)
Phi Inc., 7.125%, 04/15/2013	100,000	61,000

TOTAL CORPORATE BONDS (Cost $2,158,178)		1,484,538

SHORT-TERM INVESTMENTS - (11.23%)
Fidelity Institutional Money Market Fund Class I, 2.12% ***	374,575	374,575
TOTAL SHORT-TERM INVESTMENTS - (Cost $374,575)		374,575

TOTAL INVESTMENTS (Cost $5,329,475) - 98.75%		$ 3,293,399

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.25%		41,860

NET ASSETS - 100.00%		$ 3,335,259

* Non-income producing security.
** Represents issuer in default on interest payment; non-interest producing security.
*** Rate shown represents the rate at December 31, 2008, is subject to change and resets daily.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2008 (Unaudited)

			Catalyst
	Catalyst	Catalyst	Total Return
	Value Fund	High Income Fund	Income Fund
Assets:
Investments in securities, at market	$ 763,503	$ 14,831,279	$ 3,293,399
Receivables:
Fund shares sold	-	140,684	-
Dividends	-	-	17,177
Interest	547	372,893	53,486
Due from Manager	4,582	-	2,470
Prepaid expenses	4,222	8,642	7,121
Total assets	772,854	15,353,498	3,373,653

Liabilities:
Payables:
Distributions payable	-	56,528	20,375
Fund shares redeemed	-	-	225
Distribution fees	287	12,811	2,927
Due to Manager	-	7,163	-
Due to administrator	1,907	2,829	1,873
Other liabilities and accrued expenses	10,754	12,760	12,994
Total liabilities	12,948	92,091	38,394
Net Assets	$ 759,906	$ 15,261,407	$ 3,335,259

Net Assets consist of:
Paid-in capital	$ 1,266,243	$ 19,645,594	$ 5,369,459
Accumulated undistributed net investment income	17,966	-	-
Accumulated net realized capital gain (loss)	(528,359)	(14,779)	1,876
Net unrealized appreciation (depreciation) on investments	4,056	(4,369,408)	(2,036,076)

Total Net Assets	$ 759,906	$ 15,261,407	$ 3,335,259

Investments in securities, at cost	$ 759,447	$ 19,200,687	$ 5,329,475

Class A shares:
Net Assets	$ 750,583	$ 10,880,080	$ 656,295
Shares of beneficial interest outstanding (1)	98,322	2,106,597	143,860
Net Asset Value price per share (2)	$ 7.63	$ 5.16	$ 4.56

Maximum offering price per share (3)	$ 8.10	$ 5.39	$ 4.76
Minimum Redemption price per share (2)	$ 7.55	$ 5.11	$ 4.51

Class C shares:
Net Assets	$ 9,323	$ 4,381,327	$ 2,678,964
Shares of beneficial interest outstanding (1)	1,237	847,503	587,132
Net Asset Value and offering price per share (2)	$ 7.54	$ 5.17	$ 4.56

Minimum Redemption price per share (4)	$ 7.46	$ 5.12	$ 4.51

(1)	Unlimited number of shares of beneficial interest authorized.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)	There is a maximum front-end sales charge (load) of 5.75%, 4.25% and 4.25% imposed on purchases of Class A shares of the Value Fund, High Income Fund and Total Return Income Fund, respectively.
(4)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS

			Catalyst
	Catalyst	Catalyst	Total Return
	Value Fund	High Income Fund	Income Fund

	For the	For the	For the
	Six Months Ended	Six Months Ended	Six Months Ended
	December 31, 2008	December 31, 2008	December 31, 2008
	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends (net of foreign taxes withheld)	$ 23,725	$ -	$ 70,125
Interest	2,997	723,140	122,529
Total investment income	26,722	723,140	192,654

Expenses:
Management fees	5,592	54,601	18,140
Distribution and/or service (12b-1) fees - Class A	1,106	9,166	759
Distribution and/or service (12b-1) fees - Class C	49	17,939	15,102
Accounting and transfer agent fees and expenses	7,418	11,281	7,468
Audit fees	6,050	7,058	7,058
Legal fees	4,033	4,033	4,033
Registration fees	3,794	7,453	6,490
Compliance officer compensation	3,518	3,529	3,529
Custody fees	2,168	2,521	2,521
Miscellaneous	2,320	3,236	3,105
Pricing fees	1,411	1,512	1,513
Trustee fees	547	546	547
Printing fees	504	504	504
Insurance fees	1,051	71	71
Total expenses	39,561	123,450	70,840
Less: fees waived and expenses absorbed (Note 4)	(30,805)	(30,877)	(31,408)
Net expenses	8,756	92,573	39,432

Net investment income	17,966	630,567	153,222

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	(383,363)	(14,785)	14,324
Net change in unrealized appreciation (depreciation) on investments	286,092	(4,043,505)	(1,630,602)
Net realized and unrealized loss on investments	(97,271)	(4,058,290)	(1,616,278)

Net decrease in net assets resulting from operations	$ (79,305)	$ (3,427,723)	$ (1,463,056)

Foreign taxes withheld	$ 191	$ -	$ -

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst Value Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2008	June 30, 2008
	(Unaudited)
Decrease in Net Assets
Operations:
Net investment income (loss)	$ 17,966	$ (19,834)
Net realized loss on investments	(383,363)	(136,533)
Net change in unrealized appreciation (depreciation)
on investments	286,092	(396,001)
Net decrease in net assets resulting from operations	(79,305)	(552,368)

Distributions to shareholders from:
Net investment income - Class A	-	(69,671)
Net investment income - Class C	-	(87)
Total Distributions to shareholders	-	(69,758)

Increase (decrease) in net assets from Fund share
transactions (Note 2)	(214,934)	174,207

Total decrease in net assets	(294,239)	(447,919)

Net Assets:
Beginning of period	1,054,145	1,502,064
End of period	$ 759,906	$ 1,054,145
Accumulated undistributed net investment income	$ 17,966	$ -

                                                          The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst High Income Fund

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2008	June 30, 2008 (1)
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 630,567	$ 28,562
Net realized gain (loss) on investments	(14,785)	6
Net change in unrealized depreciation
on investments	(4,043,505)	(325,903)
Net decrease in net assets resulting from operations	(3,427,723)	(297,335)

Distributions to shareholders from:
Net investment income - Class A	(432,499)	(24,864)
Net investment income - Class C	(198,135)	(3,631)
Total Distributions to shareholders	(630,634)	(28,495)

Increase in net assets from Fund share
transactions (Note 2)	8,226,912	11,418,682

Total increase in net assets	4,168,555	11,092,852

Net Assets:
Beginning of period	11,092,852	-
End of period	$ 15,261,407	$ 11,092,852
Accumulated undistributed net investment income	$ -	$ 67

(1) The Catalyst High Income Fund commenced operations on May 21, 2008.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst Total Return Income Fund

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2008	June 30, 2008 (1)
	(Unaudited)
Increase (decrease) in Net Assets
Operations:
Net investment income	$ 153,222	$ 24,382
Net realized gain on investments	14,324	1,200
Net change in unrealized depreciation
on investments	(1,630,602)	(405,474)
Net decrease in net assets resulting from operations	(1,463,056)	(379,892)

Distributions to shareholders from:
Net investment income - Class A	(29,768)	(3,894)
Net investment income - Class C	(123,454)	(20,488)
Net realized capital gains - Class A	(2,676)	-
Net realized capital gains - Class C	(10,972)	-
Total Distributions to shareholders	(166,870)	(24,382)

Increase in net assets from Fund share
transactions (Note 2)	1,338,096	4,031,363

Total increase (decrease) in net assets	(291,830)	3,627,089

Net Assets:
Beginning of period	3,627,089	-
End of period	$ 3,335,259	$ 3,627,089
Accumulated undistributed net investment income	$ -	$ -

(1) The Catalyst Total Return Income Fund commenced operations on May 21, 2008.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS				SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class A

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2008		June 30, 2008	June 30, 2007 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 8.10		$ 12.73	$ 10.00

Investment Operations:
Net investment income (loss) (a)	0.16		(0.15)	0.86
Net realized and unrealized gain (loss) on
investments	(0.63)		(3.96)	1.87
Total from investment operations	(0.47)		(4.11)	2.73

Distributions from:
Net investment income	-		(0.52)	-
Total from distributions	-		(0.52)	-

Net Asset Value, End of Period	$ 7.63		$ 8.10	$ 12.73

Total Return (b)	(5.80)%	(d)	(33.03)%	27.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 751		$ 1,044	$ 1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.83%	(c)	6.18%	11.53%	(c)
After fees waived and expenses absorbed	1.95%	(c)	1.95%	1.93%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.87)%	(c)	(5.67)%	(1.69)%	(c)
After fees waived and expenses absorbed	4.02%	(c)	(1.44)%	7.91%	(c)

Portfolio turnover rate	167.76%		80.46%	28.12%

(a) Net investment income (loss) per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(1) The Catalyst Value Fund commenced operations on July 31, 2006.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS				SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class C

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2008		June 30, 2008	June 30, 2007 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 8.05		$ 12.64	$ 10.00

Investment Operations:
Net investment income (loss) (a)	0.14		(0.19)	0.93
Net realized and unrealized gain (loss) on
investments	(0.65)		(3.96)	1.71
Total from investment operations	(0.51)		(4.15)	2.64

Distributions from:
Net investment income	-		(0.44)	-
Total from distributions	-		(0.44)	-

Net Asset Value, End of Period	$ 7.54		$ 8.05	$ 12.64

Total Return (b)	(6.34)%	(d)	(33.52)%	26.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9		$ 10	$ 47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.61%	(c)	6.93%	15.99%	(c)
After fees waived and expenses absorbed	2.70%	(c)	2.70%	2.68%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.16)%	(c)	(6.05)%	(4.98)%	(c)
After fees waived and expenses absorbed	3.75%	(c)	(1.82)%	8.34%	(c)

Portfolio turnover rate	167.76%		80.46%	28.12%

(a) Net investment income (loss) per share is based on average shares outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(1) The Catalyst Value Fund commenced operations on July 31, 2006.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst High Income Fund

	Class A

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2008		June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 7.74		$ 8.00

Investment Operations:
Net investment income (a)	0.33		0.02
Net realized and unrealized loss on
investments	(2.58)		(0.26)
Total from investment operations	(2.25)		(0.24)

Distributions from:
Net investment income	(0.33)		(0.02)
Total from distributions	(0.33)		(0.02)

Net Asset Value, End of Period	$ 5.16		$ 7.74

Total Return (b)	(29.49)%		(2.98)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 10,880		$ 9,049

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.01%	(c)	3.43%	(c)
After fees waived and expenses absorbed	1.45%	(c)	1.45%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	11.14%	(c)	2.36%	(c)
After fees waived and expenses absorbed	11.71%	(c)	4.35%	(c)

Portfolio turnover rate	6.46%		0.07%

(a) Net investment income per share is based on average shares outstanding.

(b)   Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(c) Annualized.
(1) The Catalyst High Income Fund commenced operations on May 21, 2008.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst High Income Fund

	Class C

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2008		June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 7.75		$ 8.00

Investment Operations:
Net investment income (a)	0.31		0.02
Net realized and unrealized loss on
investments	(2.58)		(0.25)
Total from investment operations	(2.27)		(0.23)

Distributions from:
Net investment income	(0.31)		(0.02)
Total from distributions	(0.31)		(0.02)

Net Asset Value, End of Period	$ 5.17		$ 7.75

Total Return (b)	(29.70)%		(2.93)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,381		$ 2,044

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.77%	(c)	4.18%	(c)
After fees waived and expenses absorbed	2.20%	(c)	2.20%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	10.65%	(c)	0.93%	(c)
After fees waived and expenses absorbed	11.22%	(c)	2.92%	(c)

Portfolio turnover rate	6.46%		0.07%

(a) Net investment income per share is based on average shares outstanding.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(1) The Catalyst High Income Fund commenced operations on May 21, 2008.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Total Return Income Fund

	Class A

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2008		June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 7.18		$ 8.00

Investment Operations:
Net investment income (a)	0.25		0.05
Net realized and unrealized loss on
investments	(2.60)		(0.82)
Total from investment operations	(2.35)		(0.77)

Distributions from:
Net investment income	(0.25)		(0.05)
Net realized capital gain	(0.02)		-
Total from distributions	(0.27)		(0.05)

Net Asset Value, End of Period	$ 4.56		$ 7.18

Total Return (b)	(33.21)%		(9.57)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 656		$ 519

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.28%	(c)	5.04%	(c)
After fees waived and expenses absorbed	1.55%	(c)	1.55%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	7.52%	(c)	4.17%	(c)
After fees waived and expenses absorbed	9.26%	(c)	7.66%	(c)

Portfolio turnover rate	2.65%		0.00%

(a) Net investment income per share is based on average shares outstanding.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(1) The Catalyst Total Return Income Fund commenced operations on May 21, 2008.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Total Return Income Fund

	Class C

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2008		June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 7.18		$ 8.00

Investment Operations:
Net investment income (a)	0.23		0.05
Net realized and unrealized loss on
investments	(2.60)		(0.82)
Total from investment operations	(2.37)		(0.77)

Distributions from:
Net investment income	(0.23)		(0.05)
Net realized capital gain	(0.02)		-
Total from distributions	(0.25)		(0.05)

Net Asset Value, End of Period	$ 4.56		$ 7.18

Total Return (b)	(33.47)%		(9.66)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2,679		$ 3,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.03%	(c)	5.79%	(c)
After fees waived and expenses absorbed	2.30%	(c)	2.30%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	6.55%	(c)	2.47%	(c)
After fees waived and expenses absorbed	8.28%	(c)	5.96%	(c)

Portfolio turnover rate	2.65%		0.00%

(a) Net investment income per share is based on average shares outstanding.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(1) The Catalyst Total Return Income Fund commenced operations on May 21, 2008.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of eight series.  These financial statements include the following three series:  Catalyst Value Fund, Catalyst High Income Fund and Catalyst Total Return Income Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as non-diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment advisor is Catalyst Capital Advisers, LLC (the "Manager" or "CCA").

Catalyst Value Fund ("Value Fund") became effective with the Securities and Exchange Commission ("SEC") on July 14, 2006 and commenced operations on July 31, 2006.  The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst High Income Fund ("High Income Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide a high level of current income.  The High Income Fund’s investment sub-advisor is SMH Capital Advisors, Inc. (the "Sub-Advisor" or "SMH").

Catalyst Total Return Income Fund ("Total Return Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide total return, including current income and capital appreciation.  The Total Return Fund’s investment sub-advisor is SMH.

  The Funds offer two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interested, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Value Fund adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") effective July 1, 2007.  The High Income Fund and Total Return Fund adopted SFAS 157 effective May 21, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of December 31, 2008:

		High Income	Total Return
Level	Value Fund	Fund	Income Fund
Level 1	$ 763,503	$ 3,302,716	$ 1,495,793
Level 2	-	11,528,563	1,797,606
Level 3	-	-	-
Total	$ 763,503	$ 14,831,279	$ 3,293,399

During the six month period ended December 31, 2008, no securities were fair valued.

b)

Federal Income Tax – The Funds have qualified and intend to continue to as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

Effective July 1, 2007, the Value Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”) – "Accounting for Uncertainty in Income Taxes," a clarification of FASB Statement No. 109, "Accounting for Income Taxes."  Effective May 21, 2008, the High Income Fund and Total Return Fund adopted FIN 48.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the six month period ended December 31, 2008, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.

c)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

e)

Multiple Class Allocations— Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2008, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Funds were as follows:

	Value Fund
				Net
	Sold	Redeemed	Reinvested	Increase (Decrease)
For the six month period ended:
December 31, 2008
Class A
Shares……………………………	2,790	(33,450)	-	(30,660)
Value…………………………….	$ 23,000	$ (238,168)	$ -	$ (215,168)
Class C
Shares……………………………	165	(140)	-	25
Value…………………………….	$ 1,200	$ (966)	$ -	$ 234

For the fiscal year ended:
June 30, 2008
Class A
Shares……………………………	28,470	(20,773)	6,951	14,648
Value…………………………….	$ 346,657	$ (213,575)	$ 69,369	$ 202,451
Class C
Shares……………………………	1,003	(3,481)	9	(2,469)
Value…………………………….	$ 10,000	$ (38,331)	$ 87	$ (28,244)

	High Income Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the six month period ended:
December 31, 2008
Class A
Shares……………………………	1,435,547	(537,834)	40,525	938,238
Value…………………………….	$ 8,189,293	$ (3,946,223)	$ 232,588	$ 4,475,658
Class C
Shares……………………………	593,296	(29,833)	20,293	583,756
Value…………………………….	$ 3,793,061	$ (155,259)	$ 113,452	$ 3,751,254

For the period from inception:
May 21, 2008 to June 30, 2008
Class A
Shares……………………………	1,192,305	(25,431)	1,485	1,168,359
Value…………………………….	$ 9,507,625	$ (202,170)	$ 11,490	$ 9,316,945
Class C
Shares……………………………	268,933	(5,353)	167	263,747
Value…………………………….	$ 2,141,928	$ (41,487)	$ 1,296	$ 2,101,737

(2) CAPITAL SHARE TRANSACTIONS (continued)
	Total Return Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the six month period ended:
December 31, 2008
Class A
Shares……………………………	82,019	(15,926)	5,536	71,629
Value…………………………….	$ 468,524	$ (74,802)	$ 28,766	$ 422,488
Class C
Shares……………………………	180,199	(34,569)	8,619	154,249
Value…………………………….	$ 1,040,517	$ (168,753)	$ 43,844	$ 915,608

For the period from inception:
May 21, 2008 to June 30, 2008
Class A
Shares……………………………	71,689	-	542	72,231
Value…………………………….	$ 563,900	$ -	$ 3,894	$ 567,794
Class C
Shares……………………………	432,107	-	776	432,883
Value…………………………….	$ 3,458,000	$ -	$ 5,569	$ 3,463,569

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2008, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Value Fund	$ 1,132,324	$ 1,594,389
High Income Fund	7,879,025	615,383
Total Return Fund	1,091,109	87,252

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Catalyst Capital Advisors LLC (the "Manager" or "CCA") acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions.  The investment sub-advisors are responsible for the day-to-day management of the Funds’ portfolios.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the Value Fund and 1.00% of each of the High Income Fund and the Total Return Fund, such fees to be computed daily based upon daily average net assets of the Funds.  For the six month period ended December 31, 2008, management fees of $5,592, $54,601, and $18,140 were incurred by the Value Fund, High Income Fund and Total Return Fund, respectively, before the waiver and reimbursement described below, with $7,163 remaining payable at December 31, 2008 for the High Income Fund.   As of December 31, 2008, $4,582 and $2,470 were due from the Manager for the Value Fund and Total Return Fund, respectively.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.95% for Class A and 2.70% for Class C of the Value Fund's average daily net assets through June 30, 2010; at 1.45% for Class A and 2.20% for Class C of the High Income Fund’s average daily net assets through June 30, 2011; at 1.55% for Class A and 2.30% for Class C of the Total Return Fund’s average daily net assets through June 30, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the six month period ended December 31, 2008, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees waived	Reimbursed
Value Fund	$ 5,592	$ 25,213
High Income Fund	30,877	-
Total Return Fund	18,140	13,268

As of December 31, 2008, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

	June 30,
Fund	2010	2011	2012
Value Fund	$ 70,782	$ 58,304	$ 30,805
High Income Fund	-	14,135	30,877
Total Return Fund	-	13,886	31,408

 A Trustee of the Trust is the managing member of the Manager.

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Value Fund, High Income Fund and Total Return Fund pay the greater of $9,000 per year or an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses.  For the six month period ended December 31, 2008, service fees including out-of-pocket expenses of $7,418, $11,281, and $7,468 were incurred for the Value Fund, High Income Fund, and Total Return Fund, respectively, with $1,306, $2,226, and $1,270 remaining payable at December 31, 2008 for the Value Fund, High Income Fund and Total Return Fund, respectively.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $7,000 per year base fee per series.  For the six month period ended December 31, 2008, Matrix earned compliance fees of $3,518, $3,529, and $3,529 for the Value Fund, High Income Fund and Total Return Fund, respectively, with $601, $603, and $603 remaining payable at December 31, 2008 for the Value Fund, High Income Fund and Total Return Fund, respectively.

Matrix also acts as Distributor of the Funds’ shares.  For the six month period ended December 31, 2008, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Value Fund’s portfolio investments.  For those services, Matrix received $11,952 of brokerage commissions for the six month period ended December 31, 2008.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

CCA has informed the Trust that for the six month period ended December 31, 2008, it received contingent deferred sales charges from certain redemptions of the Funds’ Class C shares of $4,613.  The respective shareholders pay such charges, which are not an expense of the Funds.

CCA has informed the Trust that for the six month period ended December 31, 2008, it received underwriter concessions from certain sales of the Funds’ Class A shares of $5,256.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2008 for each Fund were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
Value Fund	$ 767,040	$ 59,688	$ (63,225)	$ (3,537)
High Income Fund	19,215,562	251,784	(4,636,067)	(4,384,283)
Total Return Fund	5,329,475	41,015	(2,077,091)	(2,036,076)

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

		Undistributed				Total
	Unrealized	Ordinary	Undistributed	Capital Loss	Post-October	Distributable
Fund	Depreciation	Income	Capital Gains	Carryforward	Capital Loss	Earnings
Value Fund	$ (282,036)	$ -	$ -	$ (97,031)	$ (47,965)	$ (427,032)
High Income Fund	(325,903)	73	-	-	-	(325,830)
Total Return Fund	(405,474)	-	1,200	-	-	(404,274)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  To the extent loss carryforwards are used to offset future capital gains, it is possible that the amount, which is offset, will not be distributed to shareholders.  The Funds elected to defer net capital losses as indicated in the chart below.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

As of June 30, 2008, the capital loss carryforwards for the Fund were as follows:

	Capital Loss Carryforwards Expiring			Post-October Losses

Fund	2015	2016	Total	Deferred	Utilized
Value Fund	$ 3,936	$ 93,095	$ 97,031	$ 47,965	$ 4,527

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid during the fiscal periods of 2009 and 2008 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2009	2008	2009	2008
Value Fund	$ -	$ 69,758	$ -	$ -
High Income Fund	630,634	28,495	-	-
Total Return Fund	153,222	24,382	13,648	-

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2008, LPL Financial Corp. held approximately 81% of the voting securities of the Catalyst Value Fund’s Class C shares for the sole benefit of its customers and may be deemed to control the Value Fund.  As of December 31, 2008, Ameritrade, Inc.  held approximately 64% of the voting securities of the Catalyst High Income Fund’s Class A shares for the sole benefit of its customers and may be deemed to control the High Income Fund.  As of December 31, 2008, First Clearing, LLC held approximately 30% of the voting securities of the Catalyst Total Return Income Fund’s Class A shares for the sole benefit of its customers and may be deemed to control the Total Return Fund.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2008, the following dividends and distributions per share were paid by the Funds:

	Ordinary Income	Long-Term Capital Gains
Catalyst High Income Fund Class A	$ 0.333852	$ -
Catalyst High Income Fund Class C	0.312266	-
Catalyst Total Return Income Fund Class A	0.249399	0.018811
Catalyst Total Return Income Fund Class C	0.227744	0.018811

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated November 3, 2008 were as follows:
Catalyst Value Fund Class A, gross of fee waivers or expense reimbursements	6.19%
Catalyst Value Fund Class A, after waiver and reimbursement	1.96%
Catalyst Value Fund Class C, gross of fee waivers or expense reimbursements	6.94%
Catalyst Value Fund Class C, after waiver and reimbursement	2.71%
Catalyst High Income Fund Class A, gross of fee waivers or expense reimbursements	1.80%
Catalyst High Income Fund Class A, after waiver and reimbursement	1.50%
Catalyst High Income Fund Class C, gross of fee waivers or expense reimbursements	2.55%
Catalyst High Income Fund Class C, after waiver and reimbursement	2.25%
Catalyst Total Return Income Fund Class A, gross of fee waivers or expense reimbursements	1.80%
Catalyst Total Return Income Fund Class A, after waiver and reimbursement	1.60%
Catalyst Total Return Income Fund Class C, gross of fee waivers or expense reimbursements	2.55%
Catalyst Total Return Income Fund Class C, after waiver and reimbursement	2.35%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.95% for Class A shares and 2.70% for Class C shares of the Catalyst Value Fund’s average daily net assets through June 30, 2010; at 1.45% for Class A shares and 2.20% for Class C shares of the Catalyst High Income Fund’s average daily net assets through June 30, 2011; and at 1.55% for Class A shares and 2.30% for Class C shares of the Catalyst Total Return Income Fund’s average daily net assets through June 30, 2011.  Total Gross Operating Expenses during the six month period ended December 31, 2008 were 8.83% for Class A and 9.61% for Class C of the Catalyst Value Fund; 2.01% for Class A and 2.77% for Class C of the Catalyst High Income Fund; and 3.28% for Class A and 4.03% for Class C of the Catalyst Total Return Income Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2008.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Catalyst Capital Advisors, LLC

5 Abbington Drive

Lloyd Harbor, NY  11743

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

335 Madison Avenue

11th Floor

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund

December 31, 2008

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

February 20, 2009

Dear Fellow Shareholders,

As we close a tumultuous and difficult 2008, there lies reason for optimism in the New Year. Governments around the world are prepared to spend at unprecedented levels to boost economic activity and to support the financial markets in a coordinated manner. As these programs continue to evolve, Private Equity is poised to benefit.

The Listed Private Equity Plus Fund has not been immune to these conditions.  Total returns for the Fund and its benchmarks during the six month period ended December 31, 2008 and during the period since inception (from July 2, 2007 for Class A shares and from July 5, 2007 for Class C shares) through December 31, 2008 were as follows:

	Six Months(1)(2)	Since Inception 7/2/07 for Class A(2) 7/5/07 for Class C(2)
Class A without sales charge	(54.07)%	(53.82)%
Class A with sales charge	(56.71)%	(55.61)%
Class A with CDSC fee	(54.52)%	(53.82)%
Class C without CDSC fee	(54.25)%	(54.55)%
Class C with CDSC fee	(54.71)%	(54.55)%
MSCI World Index(3)	(33.61)%	(29.52)%
S&P Listed Private Equity Index(3)	(55.95)%	(55.17)%

There has been much discussion about the Federal Reserve setting a target Fed Funds rate between 0% and 0.25%. More importantly is the recent reduction in credit spreads. Specifically, the TED Spread (the difference between the yield on 3 month t-bills and LIBOR) was as high as 4.6% on October 10th indicating historically high risk-aversion and almost no appetite for banks to lend money. As of December 31, 2008, the TED Spread has dropped to 1.35%, very close to pre-Lehman brothers collapse levels, indicating that credit markets may indeed be thawing and an appetite for risk possibly returning. With global equity markets at decades low valuations, we believe this easing will provide Private Equity with vast opportunities to undertake deals and provide value.

Although private equity firms are likely to feel the adverse effects of reduced valuations associated with many of the investments they made at the height of the market in 2006-2007, they expect to be able to secure strong returns on anticipated investments made during the global economic downturn and are waiting for prices of potential targets to bottom out.

As of December 31, 2008, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

United States	22.56%
Sweden	11.97%
Great Britain	9.95%
Switzerland	8.17%
France	7.12%
Canada	6.91%
Germany	5.87%
Bermuda	5.86%
Japan	5.57%
Belgium	3.94%
Guernsey	3.90%
Israel	3.45%

The percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2008.

In commenting on the state of the private equity industry, during the World Economic Forum in Davos, Switzerland in January 2009, Stephen Schwarzman, Co-Founder of the Blackstone Group stated that the current environment has created a “once in a generation opportunity” for Private Equity.  He foresees acquisitions being done at 4 to 5 times EBITDA versus twice that ratio during the height of the market. Given these metrics, Mr. Schwarzman sees profits of 2 to 3 times the original investment over a five-year horizon on anticipated deals. Similarly, David Rubinstein, Managing Partner of the Carlyle Group speaking at the Columbia University Private Equity & Venture Capital Conference in New York also commented that while the overall market has yet to bottom out he expects the pace of buyouts to accelerate around the middle of 2009 as many firms that are acquisition targets will “throw in the towel” and accept lower valuations for their companies.

While the public financial markets continue in crisis, private equity firms not only continue to stockpile capital but have picked up the pace of their fundraising. The Dow Jones Private Equity Analyst newsletter reports that U.S. private equity firms alone raised $222.6 billion during the first three quarters of 2008, 11% more than the $200.4 billion raised during the same period in 2007. We anticipate that this capital will begin to be deployed once private equity investors feel that the equity markets have bottomed out.

We thank our growing family of shareholders for their commitment to the Listed Private Equity Plus Fund and look forward to a rewarding 2009.

Cordially,

Steven R. Samson              Luke J. Aucoin                             George W. Denninghoff

President & CEO               Chief Operating Officer               Chief Financial Officer & Chief

                                           and Portfolio Manager                 Compliance Officer

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  To obtain a prospectus or other information about the Fund, please visit www.vrmfunds.com or call 1-877-477-7373.  Please read the prospectus carefully before investing.

(1) Aggregate total return, not annualized.

(2) The performance information quoted in this Semi-Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be found on our website at www.vrmfunds.com.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares less than one year after the date of the purchase (excluding shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(3) Since inception return assumes as inception date of July 2, 2007.  The MSCI World Index is a capitalization-weighted index that monitors the performance of stocks from around the world.  The S&P Listed Private Equity Index by Standard & Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements.  The Index is designed to provide tradable exposure to the leading publicly-listed companies in the private equity space.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the MSCI World Index or S&P Listed Private Equity Index.

CATALYST FUNDS

                   SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 7/1/08 through 12/31/08.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 7/1/08 through 12/31/08
Actual Fund Return (in parentheses)	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A (-54.07%)	$ 1,000.00	$ 459.30	$ 7.32
Listed Private Equity Plus Fund Class C (-54.25%)	1,000.00	457.50	10.07
Hypothetical 5% Fund Return	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A	$ 1,000.00	$ 1,015.17	$ 10.11
Listed Private Equity Plus Fund Class C	1,000.00	1,011.39	13.89

*Expenses are equal to the Fund’s annualized expense ratios of 1.99% and 2.74% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-477-7373.  Please read it carefully before you invest or send money.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)		SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK (95.27%)

BELGIUM (3.94%)
Gimv NV *	425	$ 18,404

BERMUDA (5.86%)
Lazard Ltd.	920	27,361

CANADA (6.91%)
Brookfield Asset Management, Inc.	725	11,071
Onex Corp.	1,415	21,153
		32,224

FRANCE (7.12%)
Altamir Amboise	2,100	7,422
Eurazeo	233	10,920
Wendel	301	14,884
		33,226

GERMANY (5.87%)
Deutsche Beteiligungs AG	1,600	27,402

GREAT BRITAIN (9.95%)
3i Group Plc.	2,621	10,402
Graphite Enterprise Trust Plc.	3,250	8,868
Intermediate Capital Group Plc.	933	8,699
LMS Capital Plc. *	27,800	18,456
		46,425

GUERNSEY (3.90%)
KKR Private Equity Investors LP *	5,200	18,200

ISRAEL (3.45%)
Africa Israel Investments Ltd.	600	4,761
Israel Corp. Ltd.	50	11,328
		16,089
JAPAN (5.57%)
JAFCO Co. Ltd.	700	17,400
Japan Asia Investment Co. Ltd.	12,000	8,598
		25,998
SWEDEN (11.97%)
Investor AB - B Shares	1,975	29,524
Ratos AB - B Shares	1,525	26,304
		55,828
COMMON STOCK (95.27%) (continued)

SWITZERLAND (8.17%)
Castle Private Equity AG *	2,150	$ 6,452
Partners Group Holding AG *	450	31,651
		38,103

UNITED STATES (22.56%)
American Capital Ltd.	3,000	9,720
Apollo Investment Corp.	2,075	19,318
Blackstone Group, LP *	3,750	24,487
Evercore Partners, Inc.	1,450	18,110
Greenhill & Co., Inc.	310	21,629
Leucadia National Corp. *	605	11,979
		105,243

TOTAL COMMON STOCK (Cost $808,009)		444,503

SHORT TERM INVESTMENTS (7.36%)
Fidelity Institutional Money Market Fund Class I, 2.12% **	34,365	34,365
TOTAL SHORT TERM INVESTMENTS (Cost $34,365)		34,365

TOTAL INVESTMENTS (Cost $842,374) - 102.63%		$ 478,868

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.63%)		(12,290)

NET ASSETS - 100%		$ 466,578

* Non-income producing security.
** Rate shown represents the rate at December 31, 2008, is subject to change and resets daily.

The industry breakdown of the Fund's common stock as of December 31, 2008 as a percentage of total net assets is as follows:

Industry Category	Percentage

Closed-end Funds	7.24%
Diversified Financial Services	32.81%
Diversified Holding Companies	5.76%
Investment Companies	26.86%
Real Estate	3.39%
Venture Capital	19.21%
Total Common Stock	95.27%

                The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2008 (Unaudited)

Listed Private Equity Plus Fund
Assets:
Investments, at market (cost: $842,374)	$ 478,868
Receivables:
Investments sold	13,328
Dividends	844
Interest	41
Capital shares sold	170
Due from Manager	17,299
Prepaid expenses	4,666
Total assets	515,216

Liabilities:
Payables:
Investments purchased	32,920
Distribution and/or Shareholder Service (12b-1) fees	137
Due to Administrator	4,493
Other liabilities and accrued expenses	11,088
Total liabilities	48,638
Net Assets	$466,578

Net Assets consist of:
Paid-in capital	$1,163,809
Accumulated net investment loss	(3,004)
Accumulated net realized capital loss	(330,815)
Net unrealized depreciation on investments and foreign
currency translations	(363,412)

Total Net Assets (Unlimited shares of beneficial interest authorized)	$466,578

Class A shares:
Net Assets applicable to 136,423 shares outstanding	$422,471
Net Asset Value per share	$3.10

Minimum redemption price per share Class A (1)	$3.04

Maximum offering price per share Class A (2)	$3.29

Class C shares:
Net Assets applicable to 14,233 shares outstanding	$44,107
Net Asset Value and offering price per share	$3.10

Minimum redemption price per share Class C (3)	$3.04

(1)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(2) A maximum sales charge of 5.75% is imposed on Class A shares.
(3)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

-

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

Listed Private Equity Plus Fund

For the six month period ended
December 31, 2008
(Unaudited)
Investment income:
Dividends (net of $1,288 foreign tax withheld)	$3,481
Interest	176
Total investment income	3,657

Expenses:
Management fees	3,970
Distribution and/or Shareholder Service (12b-1) fees - Class A	680
Distribution and/or Shareholder Service (12b-1) fees - Class C	455
Compliance officer compensation	9,075
Accounting and transfer agent fees and expenses	6,285
Audit fees	6,554
Legal fees	4,033
Registration fees	3,340
Pricing fees	2,686
Custody fees	2,469
Miscellaneous	1,725
Insurance fees	1,051
Trustee fees	547
Printing fees	504
Total expenses	43,374
Less: fees waived and expenses absorbed	(36,713)
Net expenses	6,661

Net investment loss	(3,004)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(264,492)
Realized gains distributions from investment companies	832
Net change in unrealized depreciation on investments and
foreign currency translations	(203,980)
(467,640)

Net decrease in net assets resulting from operations	$(470,644)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

	Listed Private Equity Plus Fund

	For the six month period ended	For the period ended
	December 31, 2008	June 30, 2008 *
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income (loss)	$(3,004)	$6,811
Net realized loss on investments	(263,660)	(67,155)
Net change in unrealized depreciation on investments and
foreign currency translations	(203,980)	(159,432)
Net decrease in net assets resulting from operations	(470,644)	(219,776)

Distributions to shareholders from:
Net investment income - Class A	(5,728)	(813)
Net investment income - Class C	(148)	(122)
Total distributions	(5,876)	(935)

Increase in net assets from Capital share
transactions (Note 2)	68,052	1,095,757

Total increase (decrease) in net assets	(408,468)	875,046

Net Assets:
Beginning of period	875,046	-
End of period	$466,578	$875,046

Accumulated undistributed net investment income (loss)	$(3,004)	$5,876

* The Listed Private Equity Plus Fund commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class A

	For the Six Month		For the Period
	Period Ended		Ended
	December 31, 2008		June 30, 2008 *
	(Unaudited)

Net Asset Value, Beginning of Period	$6.85		$10.00

Investment Operations:
Net investment income (loss) (a)	(0.03)		0.10
Net realized and unrealized loss on
investments	(3.68)		(3.24)
Total from investment operations	(3.71)		(3.14)

Distributions from:
Net investment income	(0.04)		(0.01)
Total from distributions	(0.04)		(0.01)

Paid in capital from redemption fees	-	(b)	-

Net Asset Value, End of Period	$3.10		$6.85

Total Return (b)	(54.07)%		(31.39)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$422		$746

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.56%	(1)	13.75%	(1)
After fees waived and expenses absorbed	1.99%	(1)	1.99%	(1)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(12.42)%	(1)	(10.55)%	(1)
After fees waived and expenses absorbed	(0.86)%	(1)	1.21%	(1)

Portfolio turnover rate	66.80%		36.43%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b) Redemption fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(1) Annualized.
*	The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class C

	For the Six Month		For the Period
	Period Ended		Ended
	December 31, 2008		June 30, 2008 *
	(Unaudited)

Net Asset Value, Beginning of Period	$6.80		$10.06

Investment Operations:
Net investment income (loss)(a)	(0.03)		0.07
Net realized and unrealized loss on
investments	(3.66)		(3.32)
Total from investment operations	(3.69)		(3.25)

Distributions from:
Net investment income	(0.01)		(0.01)
Total from distributions	(0.01)		(0.01)

Paid in capital from redemption fees	-	(b)	-

Net Asset Value, End of Period	$3.10		$6.80

Total Return (c)	(54.25)%		(32.32)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$44		$129

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.26%	(1)	14.52%	(1)
After fees waived and expenses absorbed	2.74%	(1)	2.74%	(1)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(13.00)%	(1)	(10.83)%	(1)
After fees waived and expenses absorbed	(1.47)%	(1)	0.95%	(1)

Portfolio turnover rate	66.80%		36.43%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b) Redemption fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(1) Annualized.
*	The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Listed Private Equity Plus Fund (the "Fund") is one of eight series of the Trust.  The Fund is registered as a non-diversified series of the Trust.  The Fund has two classes of shares authorized, Class A, which commenced operations on July 2, 2007 and Class C, which commenced operations on July 5, 2007.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve long-term capital appreciation.  The investment advisor to the Fund is Vista Research and Management, LLC (the "Manager").

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") on July 1, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  The Fund does not believe adoption of SFAS No. 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157 – Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s investments carried at fair value:

	Investments in:	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Listed Private Equity Plus Fund	Securities	$ 478,868	$ 444,503	$ 34,365	–
	Other Financial Instruments	–	–	–	–
	Total	$ 478,868	$ 444,503	$ 34,365	–

During the period ended December 31, 2008, no securities were fair valued.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

c)

Federal Income Tax - The Fund intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on July 2, 2007.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption or at December 31, 2008.

As of and during the six month period

 ended December 31, 2008, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations - Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Redemption Fees and Sales Charges (Loads) - The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.75% is imposed on Class A shares.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares within one year following such investments.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund.  For the six month period ended December 31, 2008, there were redemption fees of $3 paid to the Fund and CDSC fees of $68 paid to the Manager.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six month period ended December 31, 2008 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	51,197	$ 207,709	823	$ 2,748
Reinvested	1,488	4,374	47	140
Redeemed	(25,123)	(126,390)	(5,678)	(20,529)
Net Increase (Decrease)	27,562	$ 85,693	(4,808)	$ (17,641)

Transactions in shares of capital stock for the period from July 2, 2007 (commencement of operations) for the Listed Private Equity Plus Fund Class A shares and for the period from July 5, 2007 (commencement of operations) for the Listed Private Equity Plus Fund Class C shares to June 30, 2008 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	120,354	$ 1,029,162	19,026	$ 155,957
Reinvested	94	772	15	122
Redeemed	(11,587)	(90,256)	-	-
Net Increase (Decrease)	108,861	$ 939,678	19,041	$ 156,079

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for the Listed Private Equity Plus Fund were as follows:

Purchases	Sales
$474,785	$431,117

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses,

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the six month period ended  December 31, 2008, the Fund incurred $3,970 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at December 31, 2008.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.99% for Class A and 2.74% for Class C of the Listed Private Equity Plus Fund's average daily net assets through June 30, 2009.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the six month period ended December 31, 2008, the Manager waived management fees of $3,970 and reimbursed $32,743 of Fund expenses with $17,299 payable to the Fund at December 31, 2008.

As of December 31, 2008, the Manager, subject to the terms of the Expense Limitation Agreement, may recapture the following waived and/or reimbursed amounts no later than the dates as follows:

June 30, 2011	June 30, 2012
$ 68,069	$ 36,713

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets up to $60 million with lower fees at higher asset levels, such fee to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the six month period ended December 31, 2008, the Fund incurred $6,285 for such services including out-of-pocket expenses, with $1,417 remaining payable at December 31, 2008.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $18,000 per year.  For the six month period ended December 31, 2008, Matrix earned $9,075 of compliance fees, with $3,076 remaining payable at December 31, 2008.

Matrix also acts as Distributor of the Fund’s shares.  Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  For the six month period ended December 31, 2008, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred.  For the six month period ended December 31, 2008, the Fund incurred $680 and $455 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2008 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 852,759	$12,246	$ (386,137)	$ (373,891)

The difference between book basis and tax-basis unrealized depreciation at December 31, 2008 is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of June 30, 2008, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Listed Private Equity Plus Fund
Net Unrealized Depreciation	$ (163,989)
Undistributed Ordinary Income:	5,876
Capital Loss Carryforward:	(23,354)
Deferred post-October Losses	(39,244)
Distributable Earnings, Net	$ (220,711)

(5)

TAX MATTERS (continued)

As of June 30, 2008, the Fund had a capital loss carryforward of $23,354 available for federal income tax purposes which expires as of June 30, 2016.  The capital loss carryforward for tax purposes differs from accumulated realized losses due to the tax deferral of post-October losses.  The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year.

 (6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the six month period ended December 31, 2008	For the period from July 2, 2007 (commencement of operations) to June 30, 2008
Ordinary Income	$ 5,876	$ 935

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a) (9) of the 1940 Act.  As of December 31, 2008, LPL Financial Corp. held 60.31% and 93.52% of the voting securities of the Fund’s Class A and Class C shares, respectively, for the sole benefit of its customers and may be deemed to control the Fund.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Vista Research and Management, LLC

142 Hardscrabble Lake Drive

Chappaqua, NY  10514

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Eventide Gilead Fund

December 31, 2008

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

February 10, 2009

To our valued shareholders,

I recently read of a talk entitled, "Rebuilding Trust in the Age of Madoff".  That nicely summarizes what many are thinking and feeling today.  As you may know, 2008 was the worst year in the stock market since the Great Depression.  Many people have lost enormous amounts of money, and some have had their wealth literally stolen!  The result is that many people have understandably lost faith in the financial system.  Bolstering this sense of fear, bad economic reports or news of yet more layoffs top each day's news headlines.

Despite the nearly unprecedented downturn, the Eventide Gilead Fund has outperformed the market by over 6% during the period since inception from July 8, 2008 through December 31, 2008 as follows:

Since Inception July 8, 2008(1)
Eventide Gilead Fund	(21.84)%
S&P 500 Total Return Index(2)	(28.17)%

We are grateful for the Fund’s outperformance of the S&P 500 and will strive to maintain this outperformance throughout 2009.

We continue to believe that values-based investing is both fiscally savvy and ethically satisfying.  In addition to avoiding companies that contribute to our society's decline (such as violent video games, tobacco, or pornography producers), we desire to support, via our investments, companies that contribute to the greater good.  We believe that companies that act honorably will do well in the long run and those who do not will have their day of reckoning.

As of December 31, 2008, the Fund’s portfolio reflected the following industry weightings:

Investment Companies	16.68%	Semiconductors	3.85%
Biotechnology	15.47%	Telecommunications	3.57%
Pipelines	14.28%	Software	3.41%
Chemicals	12.02%	Diversified Financial Services	2.90%
Pharmaceuticals	7.34%	Electrical Components & Equipment	2.82%
Oil & Gas	6.28%	Electric	1.97%
Cash & Cash Equivalents	4.04%	Environmental Control	1.49%
Transportation	3.88%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2008 and are subject to change.

Eventide Asset Management, LLC manages the Fund with the highest level of integrity.  Mutual funds as a class have thankfully been relatively free from scandal (unlike hedge funds, for example).  This is largely because mutual funds are run such that the pieces (transfer agent, custodian, portfolio management) are kept separate, then audited individually and in aggregate.  Our securities, for example, are held by Huntington Bank, not by us.  So you can feel assured that the deception that has happened to others will not happen to you.

As portfolio manager of the Fund, I have been diligently searching for opportunities that are both defensive and offensive.  These include high-yield bonds, health care securities, and dividend-paying, well-capitalized companies.  While 2009 is an uncertain year, we strongly believe that there are many excellent opportunities for investors.  When the market comes back, we want to be ready to participate in that upswing.

We appreciate your trust.

Sincerely,

Finny Kuruvilla

 (1) Aggregate total return, not annualized.  The performance information quoted in this Semi-Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-877-453-7877.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(2) The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Eventide Gilead Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

CATALYST FUNDS

EVENTIDE GILEAD FUND

DECEMBER 31, 2008 (Unaudited)

          SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at inception date (07/08/08) and held for the entire period of 07/08/08 through 12/31/08.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/08/08).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 07/08/08 through 12/31/08
Actual Fund Return (in parentheses)	Beginning Account Value 07/08/08	Ending Account Value 12/31/08	Expenses Paid During Period*
Eventide Gilead Fund (-21.84%)	$ 1,000.00	$ 781.60	$ 7.47

*Expenses are equal to the Fund’s annualized expense ratio of 1.74% for the Eventide Gilead Fund shares, multiplied by the average account value over the period, multiplied by 176/365 to reflect the period since inception from 07/08/08 to 12/31/08.

Hypothetical 5% Fund Return**	Beginning Account Value 07/01/08	Ending Account Value 12/31/08	Expenses Paid During Period***
Eventide Gilead Fund	$ 1,000.00	$ 1,016.40	$ 8.84

**The hypothetical example has been calculated assuming that the Fund’s date of inception was 07/01/08.  The Fund’s actual date of inception was 07/08/08.

***Expenses are equal to the Fund’s annualized expense ratio of 1.74% for the Eventide Gilead Fund shares, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-453-7877.  Please read it carefully before you invest or send money.

CATALYST FUNDS
EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)			SEMI-ANNUAL REPORT

COMMON STOCK - (77.86%)		Shares	Value

Biotechnology - (15.23%)
AMAG Pharmaceuticals, Inc. *		2,500	$ 89,625
Chelsea Therapeutics International, Ltd. *		21,200	28,408
InterMune, Inc. *		1,000	10,580
			128,613

Chemicals - (11.80%)
Agrium, Inc.		450	15,359
Airgas, Inc.		700	27,293
Mosaic Co.		800	27,680
Potash Corp. of Saskatchewan, Inc.		400	29,288
			99,620

Diversified Financial Services - (2.85%)
optionsXpress Holdings, Inc.		1,800	24,048

Electric - (1.93%)
NRG Energy, Inc. *		700	16,331

Electrical Components & Equipment - (2.77%)
Suntech Power Holdings Co., Ltd. - ADR *		2,000	23,400

Environmental Control - (1.47%)
Republic Services, Inc.		499	12,370

Oil & Gas - (6.16%)
National Oilwell Varco, Inc. *		200	4,888
Transocean Ltd. *		400	18,900
XTO Energy, Inc.		800	28,216
			52,004

Pharmaceuticals - (7.20%)
Acadia Pharmaceuticals, Inc. *		12,000	10,800
Allos Therapeutics, Inc. *		1,700	10,404
Inspire Pharmaceuticals, Inc. *		11,000	39,600
			60,804

Pipelines - (14.01%)
China Natural Gas, Inc. *		8,361	25,083
El Paso Corp.		4,100	32,103
Kinder Morgan Management, LLC *		800	31,984
ONEOK, Inc.		1,000	29,120
			118,290

Semiconductors - (3.78%)
Lam Research Corp. *		1,500	31,920

COMMON STOCK - (77.86%) (continued)		Shares	Value

Software - (3.35%)
Citrix Systems, Inc. *		1,200	$ 28,284

Telecommunications - (3.50%)
Leap Wireless International, Inc. *		1,100	29,579

Transportation - (3.81%)
Bristow Group, Inc. *		1,200	32,148

TOTAL COMMON STOCK (Cost $670,171)			657,411

INVESTMENT COMPANIES - (16.37%)

iShares iBoxx $ High Yield Corporate Bond Fund		1,336	101,643
ProShares UltraShort Lehman 20+ Year Treasury		700	26,411
ProShares UltraShort Real Estate		200	10,142
TOTAL INVESTMENT COMPANIES - (Cost $168,373)			138,196

SHORT-TERM INVESTMENTS - (3.96%)
Fidelity Institutional Money Market Fund Class I, 2.12% **		33,452	33,452
TOTAL SHORT-TERM INVESTMENTS - (Cost $33452)			33,452

TOTAL INVESTMENTS (Cost $871,996) - 98.19%			829,059

PUT OPTIONS WRITTEN (Proceeds $840) - (0.05%)			(420)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.86%			15,746

NET ASSETS - 100.00%			$ 844,385

PUT OPTIONS WRITTEN (0.05%)	Expiration Date - Exercise Price	Contracts (a)	Value

Celgene Corp. *	01/17/2009 - $50	6	(420)

TOTAL PUT OPTIONS WRITTEN (Proceeds $840)			$ (420)

* Non-income producing security.
** Rate shown represents the rate at December 31, 2008, is subject to change and resets daily.
ADR - American Depositary Receipt
(a) Each contract is equivalent to 100 shares.

                            The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at market (identified cost $871,996)	$ 829,059
Deposits at broker	34,364
Due from advisor	5,750
Receivables:
Investments sold	60,321
Dividends	1,095
Interest	87
Prepaid expenses	4,334
Total assets	935,010

Liabilities:
Put options written, at value (premiums received $840)	420
Payables:
Investments purchased	79,072
Accrued distribution and/or service (12b-1) fees	543
Due to administrator	3,634
Accrued expenses	6,956
Total liabilities	90,625

Net Assets	$ 844,385

Sources of Net Assets:
Paid-in capital	$ 1,020,866
Accumulated net realized loss on investments	(133,964)
Net unrealized depreciation on investments	(42,517)

Total Net Assets	$ 844,385

Net Asset Value, Offering Price and Redemption Price Per Share
(108,589 shares of beneficial interest issued and
outstanding, unlimited shares authorized)	$ 7.78

                             The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF OPERATIONS

December 31, 2008	SEMI-ANNUAL REPORT

For the
Period Ended
December 31, 2008 *
(Unaudited)
Investment Income:
Dividends	$ 6,891
Interest	1,503
Total Investment Income	8,394

Expenses:
Management fees	2,714
Distribution and/or service (12b-1) fees	543
Accounting and transfer agent fees and expenses	15,050
Audit fees	5,915
Compliance officer fees	5,787
Legal fees	3,944
Registration fees	2,668
Custodian fees	2,218
Pricing fees	1,447
Trustee fees and expenses	533
Dividends on securities sold short	180
Miscellaneous	175
Total expenses	41,174
Less: fees waived and expenses absorbed	(36,462)
Net expenses	4,712

Net investment income	3,682

Realized and unrealized gain (loss) on investments:
Net realized loss on investments (excluding short securities)	(152,952)
Net realized gain from short securities	18,988
Net unrealized depreciation on investments (excluding short securities)	(42,937)
Net unrealized appreciation on short securities	420
Net loss on investments	(176,481)

Net decrease in net assets resulting from operations	$ (172,799)

* The Eventide Gilead Fund commenced operations on July 8, 2008.

                                  The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF CHANGES IN NET ASSETS

December 31, 2008	SEMI-ANNUAL REPORT

For the
Period Ended
December 31, 2008 *
(Unaudited)

Increase (decrease) in net assets from:
Operations:
Net investment income	$ 3,682
Net realized loss on investments	(133,964)
Net unrealized depreciation on investments	(42,517)
Net decrease in net assets resulting from operations	(172,799)

Distributions to shareholders from:
Net investment income	(3,682)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	1,020,866

Increase in net assets	844,385

Net Assets:
Beginning of period	-

End of period	$ 844,385
Undistributed net investment income	$ -

* The Eventide Gilead Fund commenced operations on July 8, 2008.

                                   The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2008	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	For the
	Period Ended
	December 31, 2008 *
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment income [1]	0.05
Net realized and unrealized loss on investments	(2.24)
Total from investment operations	(2.19)

Distributions:
From net investment income	(0.03)
Total distributions	(0.03)

Net Asset Value, End of Period	$ 7.78

Total Return [2]	(21.84)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 844

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.17%	[3]
After fees waived and expenses absorbed	1.74%	[3]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(12.08)%	[3]
After fees waived and expenses absorbed	1.36%	[3]

Portfolio turnover rate	301%

* The Eventide Gilead Fund commenced operations on July 8, 2008.
[1] Per share amounts were calculated using the average shares method.
[2]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[3] Annualized.

                                  The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Eventide Gilead Fund (the "Fund") is one of eight series of the Trust.  The Fund is registered as a diversified series of the Trust.  The Fund is registered to offer one class of shares.  The Fund became effective with the SEC on July 1, 2008 and commenced operations on July 8, 2008.  The Fund’s investment objective is to provide long-term capital appreciation.  The investment advisor to the Fund is Eventide Asset Management, LLC (the "Manager").

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") on July 8, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  The Fund does not believe adoption of SFAS No. 157 has made a material impact on the Fund’s financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability,

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157 – Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s investments carried at fair value:

	Investments in:	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Eventide Gilead Fund	Securities	$ 829,059	$ 795,607	$ 33,452	–
	Other Financial Instruments	(420)	(420)	–	–
	Total	$ 828,639	$ 795,187	$ 33,452	–

During the period ended December 31, 2008, no securities were fair valued.

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

c)

Short Sales – The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

d)

Federal Income Tax - The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on July 8, 2008.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption or at December 31, 2008.

As of and during the period since inception from July 8, 2008 through December 31, 2008, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

f)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period ended December 31, 2008 were as follows:

	Eventide Gilead Fund *
	Shares	Amount
Sold	108,111	$1,017,304
Reinvested	494	3,682
Redeemed	(16)	(120)
Net Increase	108,589	$1,020,866

* The Eventide Gilead Fund commenced operations on July 8, 2008.

(3)

INVESTMENT TRANSACTIONS

For the period since inception from July 8, 2008 through December 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for the Eventide Gilead Fund were as follows:

Purchases	Sales
$2,401,753	$1,434,671

There were no government securities purchased or sold during the period.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the trust during the period since inception from July 8, 2008 through December 31, 2008 were as follows:

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	60	6,799
Options covered	-	-
Options exercised	(54)	(5,959)
Options expired	-	-

Options outstanding at end of period	6	$840

* One option contract is equivalent to one hundred shares of common stock.

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the period since inception from July 8, 2008 through December 31, 2008, the Fund incurred $2,714 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at December 31, 2008.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 fees and extraordinary expenses) at 1.47% of the Fund's average daily net assets through June 30, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the period since inception from July 8, 2008 through December 31, 2008, the Manager waived management fees of $2,714 and reimbursed $33,748 of Fund expenses.  The Manager may recapture these amounts no later than June 30, 2012, subject to the terms of the Expense Limitation Agreement.

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Fund, the Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period since inception from July 8, 2008 through December 31, 2008, the Fund incurred $15,050 for such services including out-of-pocket expenses, with $2,603 remaining payable at December 31, 2008.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $12,000 per year.  For the period since inception from July 8, 2008 through December 31, 2008, Matrix earned $5,787 of compliance fees, with $1,031 remaining payable at December 31, 2008.

Matrix also acts as Distributor of the Fund’s shares.  Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.25% per annum based on average daily net assets of the Fund. The Fund is currently paying 0.20% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred.  For the period since inception from July 8, 2008 through December 31, 2008, the Fund incurred $543 of 12b-1 fees.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

(6)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2008 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 913,558	$32,485	$ (117,404)	$ (84,919)

The difference between book basis and tax-basis unrealized depreciation at December 31, 2008 is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year and will be provided in the Fund’s June 30, 2009 Annual Report.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year.

 (7)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the period from July 8, 2008 (commencement of operations) to December 31, 2008
Ordinary Income	$ 3,682

(8)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a) (9) of the 1940 Act.  As of December 31, 2008, two shareholders held greater than 25% of the voting securities of the Fund and may be deemed to control the Fund.

 Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-453-7877; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-453-7787; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period since inception from July 8, 2008 through December 31, 2008, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Eventide Gilead Fund	$ 0.034034

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 1, 2008 were as follows:
Eventide Gilead Fund, gross of fee waivers or expense reimbursements	2.39%
Eventide Gilead Fund, after waiver and reimbursement	1.70%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.47% through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the period since inception from July 8, 2008 through December 31, 2008 were 15.17%.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the period since inception from July 8, 2008 through December 31, 2008.

Consideration and Approval of Management Agreement (Unaudited)

The Board of Trustees of Catalyst Funds ("Catalyst" or the "Trust"), including the Independent Trustees, unanimously approved the proposed Management Agreement between the Trust, on behalf of the Eventide Gilead Fund (the "Fund"), and Eventide Asset Management, LLC (the "Manager") at a meeting of the Board of Trustees held on May 12, 2008.

The Trustees discussed the proposed Management Agreement between the Trust and the Manager.  As to the Manager’s business and qualifications of its personnel, the Trustees examined a copy of Manager’s registration statement on Form ADV and discussed the experience of its personnel.  The Trustees noted that the Manager is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees were informed that the Manager does not have an affiliated broker-dealer through which Fund transactions could be executed.

As to the nature, extent and quality of the services to be provided by the Manager to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Manager would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to provide to the Fund such investment advice as the Manager in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The Manager will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Manager will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Manager deems to be desirable.  The Manager will also advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.  The Manager will pay the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members or stockholders of the Manager and will make available, without expense to the Fund, the services of the Manager’s employees as may duly be elected Trustees or officers of the Trust.  Notwithstanding the foregoing, the Manager is not obligated to pay the compensation or expenses of the Trust's Chief Compliance Officer.  The Manager will pay all advertising, promotion and other distribution expenses incurred in connection with the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Manager had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.

The Trustees considered the scope of the services to be provided by the Manager and noted that the Manager is responsible for maintaining and monitoring its compliance program and the compliance program for the Fund.  The Trustees considered the investment experience of the portfolio manager, as well as the quality of the administrative services they expect to be provided by the Manager.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Because the Fund had not yet commenced operations and because the Manager had no experience managing a mutual fund, the Trustees could not consider the investment performance of the Fund or Manager.  However, the Trustees did consider the experience of the Manager’s personnel.  The Board noted that because there was no performance to review, they would closely monitor portfolio compliance and performance.

As to the costs of the services to be provided and the profits to be realized by the Manager, the Trustees reviewed the Manager's estimates of its profitability and its financial condition, and noted that the Manager would be participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that the Manager’s expected level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group and the category averages.  The Trustees also considered the Manager’s agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  The Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund expects to receive from the Manager and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Manager to share its economies of scale with the Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Funds had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA  02109

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Compass EMP Conservative to Moderate Fund

Compass EMP Long-Term Growth Fund

December 31, 2008

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2008 (Unaudited)

	Compass EMP	Compass EMP
	Conservative to Moderate Fund	Long-Term Growth Fund
Assets:
Receivables:
Capital shares sold	$ 5,266	$ 64,508

Net Assets	$ 5,266	$ 64,508

Net Assets consist of:
Paid-in capital	$ 5,266	$ 64,508

Total Net Assets	$ 5,266	$ 64,508

Class A shares:
Net Assets	$ 5,166	$ 64,408
Shares of beneficial interest outstanding (1)	517	6,441
Net Asset Value per share	$ 10.00	$ 10.00
Maximum offering price per share (2)	$ 10.61	$ 10.61
Minimum redemption price per share (3) (4)	$ 9.80	$ 9.80

Class C shares:
Net Assets	$ 100	$ 100
Shares of beneficial interest outstanding (1)	10	10
Net Asset Value and offering price per share	$ 10.00	$ 10.00
Minimum redemption price per share (4)	$ 9.80	$ 9.80

(1) Unlimited number of shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.
(3)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(4)	A redemption fee of 2.00% is imposed on shares redeemed within 90 calendar days after they are purchased.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Compass EMP	Compass EMP
	Conservative to Moderate Fund	Long-Term Growth Fund

	For the Period Ended	For the Period Ended
	December 31, 2008 *	December 31, 2008 *

Increase in Net Assets
Increase in net assets from capital share
transactions (Note 2)	$5,266	$64,508

Total increase in net assets	5,266	64,508

Net Assets:
Beginning of period	-	-
End of period	$5,266	$64,508

Undistributed net investment income	$-	$-

* The Compass EMP Conservative to Moderate Fund and Compass EMP Long-Term Growth Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The trust currently consists of eight series.  These financial statements include the following two series:  Compass EMP Conservative to Moderate Fund and Compass EMP Long-Term Growth Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment advisor is Compass Advisory Group, LLC (the "Manager").

Compass EMP Conservative to Moderate  Fund ("Conservative to Moderate Fund") became effective with the Securities and Exchange Commission ("SEC") on December 29, 2008 and commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Long-Term Growth Fund ("Long-Term Growth Fund") became effective with the SEC and commenced operations on December 29, 2008 and commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

 The Funds offer two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

As of December 31, 2008, the Conservative to Moderate Fund had issued 517 Class A shares and 100 Class C shares and the Long-Term Growth Fund had issued 6,441 Class A shares and 100 Class C shares.  The Funds had no other operations except for the issuance of these shares.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interested, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)

Federal Income Tax – The Funds intend to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on December 31, 2008.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of December 31, 2008, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of December 31, 2008, the Funds did not incur any interest or penalties.

c)

Multiple Class Allocations— Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

d)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2008, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Funds were as follows:

	Conservative to Moderate Fund
		Net
	Sold	Increase
For the period ended:
December 31, 2008 *
Class A
Shares……………………………	517	517
Value…………………………….	$ 5,166	$ 5,166
Class C
Shares……………………………	10	10
Value…………………………….	$ 100	$ 100
	Long-Term Growth Fund
		Net
	Sold	Increase
For the period ended:
December 31, 2008 *
Class A
Shares……………………………	6,441	6,441
Value…………………………….	$ 64,408	$ 64,408
Class C
Shares……………………………	10	10
Value…………………………….	$ 100	$ 100

* The Funds commenced operations on December 31, 2008.

 (3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass Advisory Group, LLC (the "Manager" or "Compass") acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Conservative to Moderate Fund and 0.80% of the Long-Term Growth Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment advisor to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any.) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreements).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreements, with the exception

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                                SEMI-ANNUAL REPORT

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

of specific items of expense (as detailed in the Management Agreements).  Management fees are subject to fee waivers and/or expense reimbursements per the Expense Limitation Agreement described below.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.15% for Class A and 1.90% for Class C of the Conservative to Moderate Fund's average daily net assets; and at 1.45% for Class A and 2.20% for Class C of the Long-Term Growth Fund’s average daily net assets through June 30, 2009.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Funds pay Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $12,000 per year base fee per Fund.

Matrix also acts as Distributor of the Funds’ shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

(4)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2008, Stephen Hammers held 100% of the voting securities of the Conservative to Moderate Fund and may be deemed to control the Fund.  As of December 31, 2008, Stephen Hammers held 98.14% of the voting securities of the Long-Term Growth Fund and may be deemed to control the Fund.  Mr. Hammers is an employee of the Manager.

(5)

SUBSEQUENT EVENTS

During the month of January 2009, the Conservative to Moderate Fund recorded subscription transactions of $2,500,195 and the Long-Term Growth Fund recorded subscription transactions of $2,340,084.  The Funds’ investment strategies were implemented on January 2, 2009.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2009, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated December 31, 2008 were as follows:
Compass EMP Conservative to Moderate Fund Class A, gross of fee waivers or expense reimbursements	1.71%
Compass EMP Conservative to Moderate Fund Class A, after waiver and reimbursement	1.60%
Compass EMP Conservative to Moderate Fund Class C, gross of fee waivers or expense reimbursements	2.46%
Compass EMP Conservative to Moderate Fund Class C, after waiver and reimbursement	2.35%
Compass EMP Long-Term Growth Fund Class A, gross of fee waivers or expense reimbursements	2.01%
Compass EMP Long-Term Growth Fund Class A, after waiver and reimbursement	1.90%
Compass EMP Long-Term Growth Fund Class C, gross of fee waivers or expense reimbursements	2.76%
Compass EMP Long-Term Growth Fund Class C, after waiver and reimbursement	2.65%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.15% for Class A shares and 1.90% for Class C shares of the Compass EMP Conservative to Moderate Fund’s average daily net assets; and at 1.45% for Class A shares and 2.20% for Class C shares of the Compass EMP Long-Term Growth Fund’s average daily net assets through June 30, 2009.

Consideration and Approval of Management Agreement (Unaudited)

The Board of Trustees of Catalyst Funds ("Catalyst" or the "Trust"), including the Independent Trustees, unanimously approved the proposed Management Agreement between the Trust, on behalf of the Compass EMP Conservative to Moderate Fund and the Compass EMP Long-Term Growth Fund  (the "Funds"), and Compass Advisory Group, LLC (the "Manager") at a meeting of the Board of Trustees held on November 3, 2008.

The Trustees discussed the proposed Management Agreement between the Trust and the Manager.  As to the Manager’s business and qualifications of its personnel, the Trustees examined a copy of Manager’s registration statement on Form ADV and discussed the experience of its personnel.  The Trustees noted that the Manager is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees were informed that the Manager does not have an affiliated broker-dealer through which Fund transactions could be executed.

As to the nature, extent and quality of the services to be provided by the Manager to the Funds, the Trustees considered that, under the terms of the Management Agreement, the Manager would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to provide to the Funds such investment advice as the Manager in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Funds consistent with their investment objectives and policies.  The portfolio manager reviewed the history of the Manager and the Manager’s investment philosophy.  The portfolio manager then discussed the proposed investment strategy for the Funds in detail.  The Trustees considered that the Manager will determine the securities to be purchased for the Funds, the portfolio securities to be held or sold by the Funds and the portion of the Funds’ assets to be held uninvested, subject always to the applicable Fund’s investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Manager will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Manager deems to be desirable.  The Trustees noted that the Manager had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Management Agreement.

As to the costs of the services to be provided and the profits to be realized by the Manager, the Trustees reviewed the Manager's estimates of its profitability and its financial condition, and noted that the Manager would be participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that the Manager’s expected level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Funds and compared that fee to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Funds with the expense ratios of the funds in the peer group and the category averages.  The Trustees also considered the Manager’s agreement to waive fees or reimburse expenses to the extent that the Funds’ total operating expenses exceed certain limits.  The Trustees concluded that the Funds’ management fees were acceptable in light of the quality of services the Funds expect to receive from the Manager and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Manager to share its economies of scale with the Funds and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Funds had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Compass Advisory Group, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN  37027

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

U.S. Bank N.A.

425 Walnut Street

Columbus, OH  45202

SEMI-ANNUAL REPORT

America First Quantitative Strategies Fund

December 31, 2008

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS                                                                                     SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an investment of $1,000 invested at the beginning of the period (7/01/08) and held for the entire period of 07/01/08 through 12/31/08.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/01/08).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six-month period ended December 31, 2008
Actual Fund Return (in parentheses)	Beginning Account Value 07/01/08	Ending Account Value 12/31/08	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A (44.88%)	$ 1,000.00	$ 551.20	$ 5.86
America First Quantitative Strategies Fund Class C (45.11%)	1,000.00	548.90	8.78
Hypothetical 5% Fund Return	Beginning Account Value 07/01/08	Ending Account Value 12/31/08	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,017.64	$ 7.63
America First Quantitative Strategies Fund Class C	1,000.00	1,013.86	11.42

*Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 2.25% for the America First Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363.  Please read it carefully before you invest or send money.

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (27.96%)	Shares	Value

AEROSPACE & DEFENSE - (1.17%)
Argon ST, Inc. *	837	$ 15,786
Triumph Group, Inc.	427	18,130
		33,916
AGRICULTURE - (1.13%)
Andersons, Inc.	780	12,854
Bunge Ltd.	385	19,931
		32,785
AIRLINES - (0.52%)
Republic Airways Holdings, Inc. *	1,419	15,141

APPAREL - (0.64%)
Coach, Inc. *	891	18,506

BANKS - (1.17%)
Banco Bilbao Vizcaya Argentaria SA ADR	1,426	17,811
National Penn Bancshares, Inc.	1,118	16,222
		34,033
BEVERAGES - (0.80%)
Hansen Natural Corp. *	696	23,337

BUILDING MATERIALS- (1.19%)
Cemex SAB de CV ADR *	2,126	19,432
NCI Building Systems, Inc. *	932	15,192
		34,624
COMMERCIAL SERVICES - (3.44%)
Corporate Executive Board Co.	637	14,052
Kelly Services, Inc.	1,241	16,145
Kenexa Corp. *	2,331	18,601
MPS Group, Inc. *	2,281	17,176
Pre-Paid Legal Services, Inc. *	443	16,519
Standard Parking Corp. *	903	17,464
		99,957
DIVERSIFIED FINANCIAL SERVICES - (0.38%)
Federal Agricultural Mortgage Corp.	3,143	11,000

ELECTRICAL EQUIPMENT - (0.69%)
Insteel Industries, Inc.	1,774	20,028

ELECTRONICS - (0.59%)
Koninklijke Philips Electronics NV ADR	870	17,287

HEALTHCARE - PRODUCTS - (0.57%)
Hologic, Inc. *	1,279	16,717

INSURANCE - (1.25%)
ACE Ltd.	335	17,728
PartnerRe Ltd.	259	18,459
		36,187
INTERNET - (2.77%)
F5 Networks, Inc. *	702	16,048
PC-Tel, Inc.	2,801	18,403
United Online, Inc.	2,252	13,670
Valueclick, Inc. *	2,451	16,765
VeriSign, Inc. *	810	15,455
		80,341
METAL FABRICATE - (0.41%)
NN, Inc.	5,239	11,997

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (27.96%) (Continued)	Shares	Value

MINING - (0.02%)
Teck Cominco Ltd.	110	$ 541

MISCELLANEOUS MANUFACTURING - (0.53%)
John Bean Technologies Corp.	1,896	15,490

OIL & GAS - (2.45%)
BP PLC ADR	358	16,733
Royal Dutch Shell PLC ADR	322	17,047
Repsol YPF SA ADR	851	18,305
Swift Energy Co. *	626	10,523
Stone Energy Corp. *	766	8,441
		71,049
REAL ESTATE - (0.55%)
Jones Lang LaSalle, Inc.	583	16,149

RETAIL - (3.35%)
Best Buy Co., Inc.	623	17,513
Big Lots, Inc. *	896	12,983
Gap, Inc.	1,259	16,858
Williams-Sonoma, Inc.	1,778	13,975
Wet Seal, Inc. *	5,790	17,196
Yum! Brands, Inc.	592	18,648
		97,173
SEMICONDUCTORS - (1.22%)
Linear Technology Corp.	756	16,723
QLogic Corp. *	1,390	18,682
		35,405
SOFTWARE - (1.46%)
Adobe Systems, Inc. *	658	14,009
Ebix, Inc. *	628	15,009
SYNNEX Corp. *	1,175	13,313
		42,331
TELECOMMUNICATIONS - (1.07%)
ADC Telecommunications, Inc. *	2,632	14,397
Telecom Corp. of New Zealand Ltd. ADR	2,485	16,650
		31,047
TOYS, GAMES & HOBBIES - (0.59%)
Hasbro, Inc.	585	17,064

TOTAL COMMON STOCK (Cost $859,045)		812,105

CORPORATE BONDS - (5.67%)	Principal	Value

ADVERTISING - (0.52%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 15,031

BANKS - (0.21%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	6,200

CHEMICALS - (0.09%)
Lyondell Chemical Worldwide, Inc., 9.80%, 02/01/2020 **	25,000	2,750

COMMERCIAL SERVICES - (0.57%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	5,000
Hertz Corp., 10.50%, 01/01/2016	25,000	11,406
		16,406

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)		SEMI-ANNUAL REPORT

CORPORATE BONDS - (5.67%) (Continued)	Principal	Value

COMPUTERS - (0.24%)
Unisys Corp., 12.50%, 01/15/2016	$ 25,000	$ 7,000

DIVERSIFIED FINANCIAL SERVICES- (1.59%)
GMAC, Inc., 4.10%, 01/15/2009	25,000	24,038
Nuveen Investments, Inc., 10.50%, 11/15/2015 ***	100,000	22,125
		46,163
ELECTRICAL EQUIPMENT - (0.59%)
Coleman Cable, Inc., 9.875%, 10/01/2012	25,000	17,063

ELECTRONICS - (0.62%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	18,000

ENERGY - ALTERNATE SOURCES - (0.20%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017	35,000	5,775

HOME BUILDERS - (0.36%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	10,500

OFFICE EQUIPTMENT - (0.68%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	19,800

TOTAL CORPORATE BONDS (Cost $350,756)		164,688

	Shares	Value
EXCHANGE-TRADED FUNDS - (6.25%)
Direxionshares Large Cap Bull 3X Shares	2,500	91,625
Direxionshares Small Cap Bull 3X Shares	2,600	89,752
TOTAL EXCHANGE-TRADED FUNDS (Cost $133,940)		181,377

UNIT INVESTMENT TRUSTS - (61.10%)
America First Defensive Growth Portfolio, Series 2 ****	85,573	601,724
America First Income Trends Portfolio, Series 1 ****	58,950	578,535
America First International Growth Portfolio, Series 1 ****	86,258	594,050
TOTAL UNIT INVESTMENT TRUSTS (Cost $1,674,974)		1,774,309

SHORT-TERM INVESTMENTS - (2.78%)
Fidelity Institutional Money Market Fund Class I, 2.12% *****	80,697	80,697
TOTAL SHORT-TERM INVESTMENTS (Cost $80,697)		80,697

TOTAL INVESTMENTS (Cost $3,099,412) - 103.76%		$ 3,013,176

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.76)%		(109,202)

NET ASSETS - 100%		$ 2,903,974

* Non-income producing security.
** Represents issuer in default on interest payment; non-interest producing security.

***     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

**** Affiliated company. The aggregate fair value of all securities of affiliated companies held in the Fund as of December 31, 2008 amounted to $1,774,309 representing 61.10% of net assets.
***** Rate shown represents the rate at December 31, 2008, is subject to change and resets daily.

ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND

December 31, 2008 (Unaudited) SEMI-ANNUAL REPORT

Portfolio Breakdown by Industry *	Percentage

Unit Investment Trusts	58.88%
Exchange-Traded Funds	6.02%
Commercial Services	3.86%
Retail	3.22%
Short-Term Investments	2.68%
Internet	2.67%
Oil & Gas	2.36%
Diversified Financial Services	1.90%
Software	1.40%
Banks	1.34%
Electrical Equipment	1.23%
Insurance	1.20%
Semiconductors	1.18%
Electronics	1.17%
Building Materials	1.15%
Aerospace & Defense	1.13%
Agriculture	1.09%
Telecommunications	1.03%
Beverages	0.77%
Office Equipment	0.66%
Apparel	0.61%
Toys, Games & Hobbies	0.57%
Healthcare - Products	0.55%
Real Estate	0.54%
Miscellaneous Manufacturing	0.51%
Airlines	0.50%
Advertising	0.50%
Metal Fabricate	0.40%
Home Builders	0.35%
Computers	0.23%
Energy - Alternative Sources	0.19%
Chemicals	0.09%
Mining	0.02%
Total Portfolio Investments	100.00%

* As a percentage of total portfolio investments.

CATALYST FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2008 (Unaudited)

	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
Assets:
Investments in unaffiliated securities, at market (cost: $1,424,438)	$ 427,303	$ 811,564
Investments in affiliated securities, at market (cost: $1,674,974)	2,425,931	-
Cash	-	5,682
Receivables:
Capital shares sold	25,000	-
Interest	9,652	-
Dividends	7,800	-
Due from Manager	22,703	-
Prepaid expenses	3,758	-
Total assets	2,922,147	817,246

Liabilities:
Payables:
Minority Interest	-	-
Distribution and/or service (12b-1) fees	2,984	-
Due to administrator	3,946	-
Other liabilities and accrued expenses	11,243	-
Total liabilities	18,173	-
Net Assets	$ 2,903,974	$ 817,246

Net Assets consist of:
Paid-in capital	$ 3,722,990	$ 860,946
Minority Interest	-	-
Undistributed net investment income	(1)	534
Accumulated net realized capital loss	(798,556)	-
Net unrealized depreciation on investments	(20,459)	(44,234)

Total Net Assets (Unlimited shares of beneficial interest authorized;
695,310 shares issued and outstanding)	$ 2,903,974	$ 817,246

Class A shares:
Net Assets applicable to 632,596 and 123,105 shares outstanding, respectively	$ 2,642,016	$ 817,246
Net Asset Value per share	$ 4.18	$ 6.64

Maximum offering price per share (1)	$ 4.35

Minimum redemption price per share (2)	$ 4.14

Class C shares:
Net Assets applicable to 62,714 shares outstanding	$ 261,958
Net Asset Value per share	$ 4.18

Maximum offering price per share (1)	$ 4.22

Minimum redemption price per share (3)	$ 4.14

(1)	There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 1.00% imposed on purchases of Class C shares.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)	A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2008 (Unaudited)

			Consolidated
	Eliminations		Totals
Assets:
Investments in unaffiliated securities, at market (cost: $1,424,438)	$ -		$ 1,238,867
Investments in affiliated securities, at market (cost: $1,674,974)	(651,622)	(a)	1,774,309
Cash	-		5,682
Receivables:			-
Capital shares sold	-		25,000
Interest	-		9,652
Dividends	-		7,800
Due from Manager	-		22,703
Prepaid expenses	-		3,758
Total assets	(651,622)		3,087,771

Liabilities:
Payables:
Minority Interest	165,624	(b)	165,624
Distribution and/or service (12b-1) fees	-		2,984
Due to administrator	-		3,946
Other liabilities and accrued expenses	-		11,243
Total liabilities	165,624		183,797
Net Assets	$ (817,246)		$ 2,903,974

Net Assets consist of:
Paid-in capital	$ (630,079)	(c)	$ 3,953,857
Minority Interest	(165,624)	(d)	(165,624)
Undistributed net investment income	-		533
Accumulated net realized capital loss	-		(798,556)
Net unrealized depreciation on investments	(21,543)	(e)	(86,236)

Total Net Assets	$ (817,246)		$ 2,903,974

(a) Reduction for investment in Growth Portfolio, Series 2 at market.

(b) Reduction for minority interest of Growth Portfolio, Series 2 held by the Fund.

(c) Reduction for investment in Growth Portfolio, Series 2 cost.

(d) Reduction for minority interest of Growth Portfolio, Series 2 held by the Fund.
(e) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS
	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
		For the Period
	For the Six Month	September 3, 2008
	Period Ended	through
	December 31, 2008	December 31, 2008
	(Unaudited)	(Unaudited)
Investment income:
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $290)	$ 29,237	$ 3,808
Dividends - affiliated issuers	4,431	-
Interest	27,366	-
Total investment income	61,034	3,808

Expenses:
Management fees	7,954	-
Distribution and/or service (12b-1) fees - Class A	1,641	-
Distribution and/or service (12b-1) fees - Class C	1,391	-
Accounting and transfer agent fees and expenses	16,009	-
Legal fees	10,144	-
Audit fees	6,554	-
Compliance officer compensation	6,050	-
Registration fees	2,588	-
Custody fees	2,318	-
Miscellaneous	1,974	-
Pricing fees	1,512	-
Insurance fees	1,033	-
Trustee fees	546	-
Printing fees	504	-
Total expenses	60,218	-
Less: fees waived and expenses absorbed	(47,244)	-
Net expenses	12,974	-

Net investment income	48,060	3,808

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(713,629)	-
Net change in unrealized depreciation on investments - unaffiliated issuers	(15,786)	(44,234)
Net change in unrealized appreciation on investments - affiliated issuers	120,878	-
Net realized and unrealized loss on investments	(608,537)	(44,234)

Net decrease in net assets resulting from operations	$ (560,477)	$ (40,426)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS

			Consolidated
	Eliminations		Totals

	For the Six Month		For the Six Month
	Period Ended		Period Ended
	December 31, 2008		December 31, 2008
	(Unaudited)		(Unaudited)
Investment income:
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $290)	$ -		$ 33,045
Dividends - affiliated issuers	(2,611)	(a)	1,820
Interest	-		27,366
Total investment income	(2,611)		62,231

Expenses:
Management fees	-		7,954
Distribution and/or service (12b-1) fees - Class A	-		1,641
Distribution and/or service (12b-1) fees - Class C	-		1,391
Accounting and transfer agent fees and expenses	-		16,009
Legal fees	-		10,144
Audit fees	-		6,554
Compliance officer compensation	-		6,050
Registration fees	-		2,588
Custody fees	-		2,318
Miscellaneous	-		1,974
Pricing fees	-		1,512
Insurance fees	-		1,033
Trustee fees	-		546
Printing fees	-		504
Total expenses	-		60,218
Less: fees waived and expenses absorbed	-		(47,244)
Net expenses	-		12,974

Net investment income	(2,611)		49,257

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	-		(713,629)
Net change in unrealized depreciation on investments - unaffiliated issuers	-		(60,020)
Net change in unrealized appreciation on investments - affiliated issuers	(21,543)	(b)	99,335
Net realized and unrealized loss on investments	(21,543)		(674,314)

Net decrease in net assets resulting from operations	$ (24,154)		$ (625,057)

(a) Reduction for dividend income received by the Fund from the Growth Portfolio, Series 2.
(b) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
		For the Period
	For the Six Month	September 3, 2008
	Period Ended	through
	December 31, 2008	December 31, 2008
	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 48,060	$ 3,808
Net realized loss on investments	(713,629)	-
Net change in unrealized depreciation on investments	105,092	(44,234)
Net decrease in net assets resulting from operations	(560,477)	(40,426)

Distributions to shareholders from:
Net investment income - Class A	(39,700)	(3,274)
Net investment income - Class C	(8,734)	-
Total distributions to shareholders	(48,434)	(3,274)

Increase in net assets from capital share
transactions (Note 2)	2,013,483	860,946

Minority interest	-	-

Total increase in net assets	1,404,572	817,246

Net Assets:
Beginning of period	1,499,402	-
End of period	$ 2,903,974	$ 817,246

Undistributed net investment income (loss)	$ (1)	$ 534

The accompanying notes are an integral part of these financial statements.

Catalyst Funds				SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
				America First
			Consolidated	Quantitative
	Eliminations		Totals	Strategies Fund

	For the Six Month		For the Six Month
	Period Ended		Period Ended	Period Ended
	December 31, 2008		December 31, 2008	June 30, 2008 (1)	(a)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ (2,611)	(a)	$ 49,257	$ 58,211
Net realized loss on investments	-		(713,629)	(84,927)
Net change in unrealized depreciation on investments	(21,543)	(b)	39,315	(125,551)
Net decrease in net assets resulting from operations	(24,154)		(625,057)	(152,267)

Distributions to shareholders from:
Net investment income - Class A	2,611	(c)	(40,363)	(36,537)
Net investment income - Class C	-		(8,734)	(21,301)
Total distributions to shareholders	2,611		(49,097)	(57,838)	(b)

Increase in net assets from capital share
transactions (Note 2)	(630,079)	(d)	2,244,350	1,709,507

Minority interest	(165,624)	(e)	(165,624)	-

Total increase in net assets	(817,246)		1,404,572	1,499,402
					(c)
Net Assets:					(d)
Beginning of period	-		1,499,402	-
End of period	$ (817,246)		$ 2,903,974	$ 1,499,402
					(e)
Undistributed net investment income (loss)	$ -		$ 533	$ 373

(1) The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007. The amounts for the period ended June 30, 2008 are not consolidated.
(a) Reduction for dividend income received by the Fund from the Growth Portfolio, Series 2.
(b) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.
(c) Addition for distribution paid to the Fund by Growth Portfolio, Series 2.
(d) Reduction for contribution from the Fund into Growth Portfolio, Series 2.
(e) Reduction for minority interest of Growth Portfolio, Series 2 held by the Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

		America First
	Quantitative
	Strategies Fund

	Class A
	For the Six Month
	Period Ended
	December 31, 2008		For the Period Ended
	(Unaudited)		June 30, 2008 (1)
Net Asset Value, Beginning of Period	$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.21		0.48
Net realized and unrealized loss on investments	(3.72)		(2.10)
Total from investment operations	(3.51)		(1.62)

Distributions from:
Net investment income	(0.20)		(0.49)
Total distributions	(0.20)		(0.49)

Net Asset Value, End of Period	$ 4.18		$ 7.89

Total Return (a)	(44.88)%		(16.49)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2,642		$ 1,071

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.44%	(b)(c)	11.17%	(b)
After fees waived and expenses absorbed	1.50%	(b)(c)	1.50%	(b)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.40)%	(b)	(0.22)%	(b)
After fees waived and expenses absorbed	4.54%	(b)	9.45%	(b)

Portfolio turnover rate	78.11%	(d)	126.20%	(d)

(a)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c)	These ratios exclude the impact of expenses of the underlying securities.
(d) Not annualized.
(1)	The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

		America First
	Quantitative
	Strategies Fund

	Class C
	For the Six Month
	Period Ended
	December 31, 2008		For the Period Ended
	(Unaudited)		June 30, 2008 (1)
Net Asset Value, Beginning of Period	$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.20		0.48
Net realized and unrealized loss on investments	(3.73)		(2.14)
Total from investment operations	(3.53)		(1.66)

Distributions from:
Net investment income	(0.18)		(0.45)
Total distributions	(0.18)		(0.45)

Net Asset Value, End of Period	$ 4.18		$ 7.89

Total Return (a)	(45.11)%		(16.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 262		$ 428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.19%	(b)(c)	11.92%	(b)
After fees waived and expenses absorbed	2.25%	(b)(c)	2.25%	(b)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.15)%	(b)	(0.97)%	(b)
After fees waived and expenses absorbed	3.79%	(b)	8.70%	(b)

Portfolio turnover rate	78.11%	(d)	126.20%	(d)

(a)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c)	These ratios exclude the impact of expenses of the underlying securities.
(d) Not annualized.
(1)	The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First
	Growth Portfolio,
	Series 2
	For the Period
	September 3, 2008 to
	December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment income	0.03
Net realized and unrealized loss on investments	(3.36)
Total from investment operations	(3.33)

Distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net Asset Value, End of Period	$ 6.64

Total Return (a)	(33.34)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 817

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.00%	(b)
After fees waived and expenses absorbed	0.00%	(b)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.30%	(b)
After fees waived and expenses absorbed	0.30%	(b)

Portfolio turnover rate	0.00%	(c)

(a)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                            SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The America First Quantitative Strategies Fund (the "Fund"), one of eight series of the Trust, commenced operations on September 28, 2007.  Prior to November 3, 2008, the Fund was named the America First Income Strategies Fund.  The Fund is registered as a diversified series of the Trust.  The Fund has two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  The America First Quantitative Strategies Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.  The America First Growth Portfolio, Series 2 (the "UIT") is an unit investment trust and commenced operations on September 3, 2008 (date of deposit).  The UIT is one of a series of separate unit investment trusts registered under the 1940 Act.  The America First Growth Portfolio, Series 2’s investment objective is to achieve capital appreciation.  America First Capital Management, LLC (the "Manager") is investment advisor to the Fund and the UIT.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Manager (Note 4) using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset values per unit of the Unit Investment Trusts are determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The Trust generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the Trust will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The Trust will

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                            SEMI-ANNUAL REPORT

only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

The Fund adopted Statement on Financial Accounting Standards No. 157 "Fair Value Measurements"("SFAS 157") effective July 1, 2008.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2008:

Investments in:	Value	Level 1	Level 2	Level 3
Securities	$ 3,013,176	$ 993,482	$ 2,019,694	$ -
Other Financial Instruments	-	-	-	-
Total	$ 3,013,176	$ 993,482	$ 2,019,694	$ -

During the period ended December 31, 2008, no securities were fair valued.

b)

Basis of Consolidation - The accompanying Consolidated Financial Statements include the accounts of the Fund consolidated with the accounts of all of its affiliates in which the Fund holds a controlling financial interest as of the financial statement date. Normally a controlling financial interest reflects ownership of a majority of the voting interests. Other factors considered in determining whether a controlling financial interest is held include whether the Fund possesses the authority to purchase or sell assets or make other operating decisions that significantly affect the entity’s results of operations and whether the Fund bears a majority of the financial risks of the entity. Intercompany accounts and transactions have been eliminated.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                            SEMI-ANNUAL REPORT

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.  The prospectus for the UIT states that the UIT intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its unitholders.  Therefore, no federal income or excise tax provision is required.

Effective September 28, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 ("FIN 48") – "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, "Accounting for Income Taxes".  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.   These tax provisions must meet a "more likely than not" standard that based on their technical merits, they have a more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended December 31, 2008, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the period ended December 31, 2008, the Fund did not incur any interest or penalties.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method.  Discounts and premiums on debt securities are amortized over their respective lives.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations - Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                            SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the America First Quantitative Strategies Fund Class A and Class C shares for the six month period ended December 31, 2008 were as follows:

Transactions in shares of capital stock for the America First Quantitative Strategies Fund Class A and Class C shares for the period from September 28, 2007 to June 30, 2008 were as follows:

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
America First Quantitative Strategies Fund	$ 3,194,003	$ 1,214,146
America First Growth Portfolio, Series 2	855,798	-

There were no government securities purchased or sold by the Fund or the UIT during the period.

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC ("AFCM" or the "Manager") acts as investment advisor for the Fund pursuant to the terms of the Investment Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, AFCM is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.  The Management Agreement provides that the Manager will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund.  For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rates of 1.00% of the average daily net assets of the Fund.  For the six month period ended December 31, 2008, the Fund incurred $7,954 of management fees, before

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                            SEMI-ANNUAL REPORT

the waivers and reimbursements described below, with $0 remaining payable for the Fund at December 31, 2008.  As of December 31, 2008, $22,703 was due from the Manager for the Fund.  The Manager also receives management fees from affiliated UITs in which the Fund invests.  The Manager is entitled to a fee of approximately 0.50% of the net assets of each affiliated UIT which it advises.  These fees are paid by the UIT to Matrix Capital Group, Inc. ("Matrix"), as the depositor/sponsor of each UIT who, in turn, pays the Manager a portion of the creation and development fee charged to the UIT.  During the six month period ended December 31, 2008, the affiliated UITs did not pay management fees to Matrix or creation and development fees to the Manager.

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

AFCM and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at 1.50% for Class A and 2.25% for Class C of the Fund's average daily net assets through December 31, 2008.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Fund is able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.  For the six month period ended December 31, 2008, the Manager waived management fees of $7,954 and reimbursed $39,290 of Fund expenses for the Fund.  The Manager may recapture $61,585 and $47,244 no later than June 30, 2011 and June 30, 2012, respectively, subject to the terms of each Expense Limitation Agreement.

The Fund has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Fund, the Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended December 31, 2008, the Fund incurred $16,009 for such services including out of pocket expenses, with $2,896 remaining payable at December 31, 2008.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $12,000 per year per Fund.  For the six month period ended December 31, 2008, Matrix earned $6,050 of compliance fees, with $1,050 remaining payable at December 31, 2008.

Matrix also acts as Distributor of the Fund’s shares.  For the six month period ended December 31, 2008, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the six month period ended December 31, 2008, the Fund incurred $1,641 and $1,391 of 12b-1 fees attributable to Class A and Class C shares, respectively.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                            SEMI-ANNUAL REPORT

AFCM has informed the Trust that for the six month period ended December 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class C shares of $1,117.  The respective shareholders pay such charges, which are not an expense of the Fund.

      AFCM has informed the Trust that for the six month period ended December 31, 2008, it received $10 in underwriter concessions from the sale of Fund shares.

(5)

TAX MATTERS

The tax character of dividends and distributions paid by the America First Quantitative Strategies Fund were as follows:

	For the Six Month Period Ended December 31, 2008	For the Period Ended June 30, 2008 *
Ordinary Income	$ 48,434	$57,838

* The Fund commenced operations on September 28, 2007.

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at December 31, 2008 were as follows:

(5)

TAX MATTERS (continued)

The Fund’s tax basis capital gains are determined only at the end of each fiscal year.  As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Net	Undistributed				Total
	Unrealized	Ordinary	Undistributed	Capital Loss	Post-October	Distributable
Fund	Depreciation	Income	Capital Gains	Carryforward	Capital Loss	Earnings
Quantitative Fund	$ (138,630)	$ 373	$ -	$ (71,848)	$ -	$ (210,105)

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.  Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.

As of June 30, 2008, the Fund had a capital loss carryforward of $71,848 available for federal income tax purposes which expires as of June 30, 2016.  To the extent these loss carryforwards are used to offset future capital gains, it is possible that the amount, which is offset, will not be distributed to shareholders.

As of December 31, 2008, the components of distributable earnings on a tax basis for the America First Growth Portfolio, Series 2 were as follows:

	Net	Undistributed				Total
	Unrealized	Ordinary	Undistributed	Capital Loss	Post-October	Distributable
Fund	Depreciation	Income	Capital Gains	Carryforward	Capital Loss	Earnings
Growth Portfolio, Series 2	$ (44,234)	$ 534	$ -	$ -	$ -	$ (43,700)

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                            SEMI-ANNUAL REPORT

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act.  As of  December 31, 2008, TD AMERITRADE, Inc. held 98.43% of the America First Quantitative Strategies Fund Class A shares for the sole benefit of their customers.  As of  December 31, 2008, TD AMERITRADE, Inc. held 76.22% of the America First Quantitative Strategies Fund Class C shares for the sole benefit of their customers.  As such, TD AMERITRADE, Inc. may be deemed to control the Fund.

(7)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the Fund as of December 31, 2008 amounted to $1,774,309 representing 61.10% of net assets.  Transactions in the Fund during the six month period ended December 31, 2008 in which the issuer was an "affiliated person" are as follows:

(8)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements an amendment of ARB No. 51" ("SFAS 160"). SFAS 160 establishes accounting and reporting standards for non-controlling interests in subsidiaries and for the deconsolidation of a subsidiary and also amends certain consolidation procedures for consistency with SFAS 141R. Under SFAS 160, non-controlling interests in consolidated subsidiaries (formerly known as "minority interests") are reported in the consolidated statement of financial position as a separate component within shareholders’ equity. Net earnings and comprehensive income attributable to the controlling and non-controlling interests are to be shown separately in the consolidated statements of earnings and comprehensive income. Any changes in ownership interests of a non-controlling interest where the parent retains a controlling financial interest in the subsidiary are to be reported as equity transactions. SFAS 160 is effective for fiscal

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

                            SEMI-ANNUAL REPORT

years beginning on or after December 15, 2008 with earlier adoption prohibited. When adopted, SFAS 160 is to be applied prospectively at the beginning of the year, except that the presentation and disclosure requirements are to be applied retrospectively for all periods presented.  Management is continuing to evaluate the impact that these standards will have on its consolidated financial statements but currently does not anticipate that the adoption of these accounting pronouncements will have a material effect on its consolidated financial position.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2009, information regarding how the Fund voted proxies relating to portfolio securities during the period to June 30, 2009 will be available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2008, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
America First Quantitative Strategies Fund Class A	$ 0.200690
America First Quantitative Strategies Fund Class C	0.179872

The tax information above is reported for the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated November 3, 2008 were as follows:
America First Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	11.67%
America First Quantitative Strategies Fund Class A, after waiver and reimbursement	2.00%
America First Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	12.42%
America First Quantitative Strategies Fund Class C, after waiver and reimbursement	2.75%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the America First Income Strategies Fund’s average daily net assets through October 31, 2009.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2008 were 7.44% for Class A and 8.19% for Class C of the America First Quantitative Strategies Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2008.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

MANAGER

America First Capital Management, LLC

8150 Sierra College Blvd.

Suite 290

Roseville, CA  95661

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ITEM 2. CODE OF ETHICS.

 Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable at this time

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

  Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

        Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

  MANAGEMENT INVESTMENT COMPANIES.

        Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

  COMPANY AND AFFILIATED PURCHASERS.

        Not applicable Fund is an open-end management investment company

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable at this time.

ITEM 11.CONTROLS AND PROCEDURES.

a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.EXHIBITS

(1)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

/s/ Christopher F. Anci

By Christopher F. Anci, President         -----------------------

Date:  March 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the

Following persons on behalf of the registrant and in the capacities and on the dates indicated.

 /s/ Christopher F. Anci

By Christopher F. Anci, President         -------------------------

Date: March 4, 2009

 /s/ David F. Ganley

By David F. Ganley, Treasurer             --------------------------

Date:  March 4, 2009